As filed with the Securities and Exchange Commission
                                on April 30, 1999
                      Registration No. 333-40265; 811-08481

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                         Post-Effective Amendment No. 2                      [X]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                  Amendment No. 3                            [X]
                        (Check appropriate box or boxes)
                             -----------------------
                              NATIONS ANNUITY TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
   Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
   Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis  & Frankel
   Morrison & Foerster LLP                    919 3rd Avenue
   2000 Pennsylvania Ave., N.W.               New York, New York 10022
   Suite 5500
   Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to Rule 485(b); or   |_| on (date) pursuant
                                                              to Rule 485(b), or

|_|  60 days after filing pursuant to Rule 485(a), or     |_| on (date) pursuant
                                                              to Rule 485(a)(1)

|_|  75 days after filing pursuant to paragraph (a)(2)    |_| on (date) pursuant
                                                              to paragraph
                                                              (a)(2) of
                                                              Rule 485

                                EXPLANATORY NOTE

        This Post-Effective Amendment No. 2 to the Registration Statement of Nations Annuity Trust (the "Trust") is being filed to add to the Trust's Registration Statement audited financial statements and certain related financial information for the fiscal year ended December 31, 1998.

                              NATIONS ANNUITY TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                  Prospectus
--------                                                  ----------
 1.    Front and Back Cover Pages.....................    Front and Back Cover Pages

 2.    Risk/Return Summary: Investments, Risks,
       and Performance ................................   About this Prospectus

 3.    Risk/Return Summary: Fee Table...................  Not Applicable

 4.    Investment Objectives, Principal Investment
       Strategies, and Related Risks...................   About the Equity Portfolios; About
                                                          the Managed Index Portfolios; About
                                                          the Balanced Portfolio; Other
                                                          Important Information

 5.   Management's Discussion of Fund Performance.....    Not Applicable

 6.   Management, Organization, and
      Capital Structure................................   How the Portfolios are Managed;
                                                          About Your Investment: Information
                                                          for Investors

 7.  Shareholder Information .........................    About Your Investment: Information
                                                          for Investors

 8.  Distribution Arrangements .......................    About Your Investment: Information
                                                          for Investors

 9.  Financial Highlights Information ................    About Your Investment: Financial
                                                          Highlights


Part B
Item No.
--------

10.  Cover Page and Table of Contents.................    Cover Page and Table of Contents

11.  Fund History.....................................    Introduction

12.  Description of the Fund and
     Its Investments and Risks........................    Additional Information on Portfolio
                                                          Investments



13.  Management of the Fund...........................    Trustees And Officers; Investment
                                                          Advisory, Administration, Custody Transfer
                                                          Agency, Shareholder Servicing and Distribution
                                                          Agreements

14.  Control Persons and Principal
     Holders of Securities............................    Not Applicable

15.  Investment Advisory and Other Services...........    Investment Advisory,
                                                          Administration, Custody, Transfer Agency,
                                                          Shareholder Servicing And Distribution Agreements

16.  Brokerage Allocation and Other Practices.........    Portfolio Transactions and

     Brokerage--General Brokerage Policy

17.  Capital Stock and Other
     Securities ......................................    Description Of Shares;
                                                          Investment Advisory, Administration, Custody,
                                                          Transfer Custody, Transfer Agency, Shareholder
                                                          Servicing And Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares.......................................    Net Asset Value -- Purchases
                                                          And Redemptions; Distributor

19.  Taxation of the Fund.............................    Additional Information Concerning
                                                          Taxes

20.  Underwriters.....................................    Investment Advisory,
                                                          Administration Custody, Transfer Agency
                                                          Shareholder Servicing And Distribution
                                                          Agreements; Distributor

21.  Calculation of Performance Data..................    Additional Information on
                                                          Performance


22.  Financial Statements.............................    Independent Accountant and
                                                          Reports


Part C
Item No.                                              Other Information
--------                                              -----------------

                                                      Information required to be
                                                      included in Part C is set
                                                      forth under the
                                                      appropriate Item, so
                                                      numbered, in Part C of
                                                      this Document

[outside front cover]



                       (logo)

                       Nations Annuity Trust
                       Prospectus
                       May 1, 1999



                       Equity Portfolios
                       Nations Value Portfolio
                       Nations International Growth Portfolio
                       Nations Disciplined Equity Portfolio
                       Nations Marsico Focused Equities Portfolio
                       Nations Marsico Growth & Income Portfolio

                       Managed Index Portfolios
                       Nations Managed Index Portfolio
                       Nations Managed SmallCap Index Portfolio

                       Balanced Portfolio
                       Nations Balanced Assets Portfolio




                       The Securities and Exchange Commission has not reviewed any of these portfolios for their investment merit, and does not guarantee that the information in this prospectus is accurate or complete. It's a criminal offense to say otherwise about any mutual fund prospectus.
--------------------------------------------------------------------------------
NOT   FDIC - INSURED            May lose value             No bank guarantee
--------------------------------------------------------------------------------

                        NF-96698-5/99

                  [pages 2 & 3 - introductory spread]



                     About this prospectus

                     Terms used in this prospectus
                     Some of the terms we've used in this prospectus may be new to you. You'll find brief definitions of the words that appear in italics in Terms used in this prospectus, which begins on page o.

                     This prospectus tells you about the eight Nations Annuity Trust portfolios. It's designed to help you choose investments for your variable annuity contract or variable life insurance policy.

                     You'll find a discussion of each portfolio's investments, strategies and risks in the portfolio descriptions that start on page 4.

                     All of the portfolios, except Nations Balanced Assets Portfolio, focus on long-term growth by investing primarily in equity securities. Equities have the potential to earn higher returns than other kinds of investments, but there's also the risk that you'll lose money, or you may not earn as much as you expect.

                     This makes these portfolios best suited for longer-term investment goals, like retirement, and as part of a balanced portfolio. They may also help protect against a loss of buying power that inflation can create over time.

                     The portfolios may not be suitable for people who are uncomfortable with the risks associated with equity securities, who have short-term investment goals, or who are looking for a regular stream of income. The Balanced Portfolio invests in a mix of equity, fixed income and money market securities

                     If you have any questions about the portfolios, please call us at 1-800-765-2668 or contact your investment representative. You'll find more about how your variable annuity contract or variable life insurance policy works in the accompanying prospectus.

[pages 2 & 3 - introductory spread]




                       What's inside

                     About the portfolios

                     NationsBanc Advisors, Inc. (NBAI) is the investment adviser to all of the portfolios. NBAI and Nations Annuity Trust have engaged investment sub-advisers to provide day-to-day portfolio management for the portfolios. You'll find more about NBAI and the sub-advisers on page o.

                     The Equity Portfolios range from broadly diversified to more specialized portfolios that invest primarily in equity securities of companies in the U.S. or in different countries around the world.

                     The Managed Index Portfolios are designed to match the characteristics of a specific market index like the Standard & Poor's 500 Composite Stock Price Index (S&P
                     500).

                     The Balanced Portfolio invests in a mix of equity, fixed income and money market securities

                     About your investment

                     Equity Portfolios
                     Nations Value Portfolio.........................00
                     Sub-adviser: TradeStreet Investment Associates,
                     Inc.

                     Nations International Growth Portfolio..........00
                      Sub-adviser: Gartmore Global Partners

                     Nations Disciplined Equity Portfolio............00
                     Sub-adviser: TradeStreet Investment Associates,
                     Inc.

                     Nations Marsico Focused Equities Portfolio......00
                     Sub-adviser: Marsico Capital Management, LLC

                     Nations Marsico Growth & Income Portfolio.......00
                     Sub-adviser: Marsico Capital Management, LLC

                     Managed Index Portfolios
                     Nations Managed Index Portfolio.................00
                     Sub-adviser: TradeStreet Investment Associates,
                     Inc.

                     Nations Managed SmallCap Index Portfolio........00
                     Sub-adviser: TradeStreet Investment Associates,
                     Inc.

                     Balanced Portfolio
                     Nations Balanced Assets Portfolio...............00
                     Sub-adviser: TradeStreet Investment Associates,
                     Inc.

                     Other things to consider........................00

                     How the portfolios are managed..................00

                     Information for investors.......................00

                     Financial highlights............................00

                     Terms used in this prospectus...................00

                     Where to find more information..................00

[page 4 and continuing on following pages]



                     Portfolio profiles

                     Nations Value Portfolio

                     Investment objective
                     This portfolio seeks growth of capital by investing in companies that are believed to be undervalued.

                     About the sub-adviser

                     TradeStreet Investment Associates, Inc. (TradeStreet) is this portfolio's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the portfolio. You'll find more about TradeStreet on page o.

                     Principal investment strategies
                     The portfolio normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million. The portfolio also may invest up to 10% of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     What is value investing?

                     Value investing means looking for "undervalued" companies--quality companies that may be out of favor and selling at a "bargain price," but that have good potential to increase in value.

                     The management team uses fundamental analysis to help decide whether the stock price of a company may be lower than the company's true value, and then looks for things that could trigger a rise in price, like a new product line, new pricing or a change in management. This trigger is often called a "catalyst."

                     The management team uses fundamental analysis to look for stocks of companies that it believes are undervalued. When selecting investments, the management team looks at:

                     o the quality of the company

                     o the company's projected earnings and dividends

                     o the stock's price-to-earnings (P/E) ratio relative to
                       other stocks in the same industry or economic sector. The team believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation

                     o the stock's potential to provide total return

                     o the value of the stock relative to the overall stock
                       market

                     The team also looks for a "catalyst" for improved earnings. This could be a new product, new management or a new sales channel, among other things.

                     The team tries to provide above-average returns while trying to avoid above-average risks.

                     The management team may use various strategies to decide the amount of capital gains distributed to shareholders. For example, the team:

                     o may limit the number of buy and sell transactions it
                       makes

                     o will try to sell shares that have the lowest tax burden
                       to the shareholder

                     o may offset capital gains by selling securities to realize a capital loss


                     While the portfolio tries to reduce its capital gain distributions, it will not be able to completely avoid making taxable distributions. The effectiveness of these strategies may be reduced or eliminated by changes in tax laws and regulations, or by court decisions.

                     Things you should know about this portfolio Nations Value Portfolio generally is affected by the following risks:

                     o investment strategy risk - The management team chooses
                       stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will fall or will not rise as high as the team expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     You'll find more about other risks of investing in this portfolio on page o.

                      A look at the portfolio's performance

                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.


                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Value Portfolio o.oo%  o.oo%   o.oo%    o.oo%
                     S&P 500                 o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     Nations International Growth Portfolio

                     Investment objective
                     This portfolio seeks long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

                     About the sub-adviser

                     Gartmore Global Partners (Gartmore) is this portfolio's sub-adviser. Brian O'Neill, the principal senior investment manager of the Gartmore Global Portfolio Team, makes the day-to-day investment decisions for the portfolio. You'll find more about Gartmore on page o.

                     Principal investment strategies
                     The portfolio normally invests at least 65% of its assets in foreign companies of any size listed on major exchanges in Europe and the Pacific Basin. These securities include common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt.

                     The portfolio may invest up to 35% of its assets in securities of issuers located in developing countries in the Asia-Pacific region, Africa, Latin America and Eastern Europe. The portfolio also may invest up to 10% of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     Why invest internationally?

                     Today, more than half of the world's available investment opportunities are beyond U.S. borders. Investing internationally lets you diversify your portfolio in markets around the world.

                     Investing internationally can also reduce the risks associated with a portfolio of purely domestic investments, because foreign economies can have different market cycles, and are affected by different factors than the U.S. economy.

                     Investing internationally involves special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

                     The portfolio will generally hold 50 to 80 securities invested in approximately 10 industry sectors within 15 to 20 stock markets.

                     The portfolio manager uses a "bottom-up" approach to selecting securities, looking for companies with:

                     o high quality and sustainable earnings

                     o high growth potential over a two-year investment horizon

                     o quality management teams

                     o the ability to finance growth internally

                     o strong financial results

                     The manager follows strict guidelines for selling securities. Stocks are sold if:

                     o their price target has changed

                     o a fundamental change has affected the company's prospects

                     o the manager changes the portfolio's country allocation

                     o the manager changes allocations to individual countries
                       based on his review of stock markets and economies

                     Throughout the investment process, the manager balances the portfolio's emphasis on growth companies with a sensitivity to securities' prices.

                     Things you should know about this portfolio
                     Nations International Growth Portfolio generally is affected by the following risks:

                     o foreign investment risk - Foreign investments may be
                       riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, inability to sell securities and lack of financial information. Withholding taxes may apply to some foreign investments.

                     o investment strategy risk - The manager chooses stocks he believes have the potential for high growth. There is a risk that the value of these investments will fall or will not rise as high as the manager expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations International
                     Growth Portfolio         o.oo%  o.oo%   o.oo%    o.oo%
                     MSCI EAFE Index          o.oo%  o.oo%   o.oo%    o.oo%

                     The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia and Far East) Index is an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

                     Nations Disciplined Equity Portfolio

                     Investment objective
                     This portfolio seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

                     About the sub-adviser

                     TradeStreet is this portfolio's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the portfolio. You'll find more about TradeStreet on page o.

                     Principal investment strategies
                     The portfolio normally invests at least 65% of its assets in common stocks of large and medium-sized U.S. companies. These companies typically have a market capitalization of $1 billion or more. The portfolio may invest up to 20% of its assets in foreign securities. The portfolio may also invest smaller percentages of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     Why use a computer modeling system?

                     The management team uses a computer modeling system to try to achieve higher returns than a market index. The system ranks stocks based on earnings momentum and valuation, which helps the team choose stocks that are expected to generate the highest return.

                     The management team's objective is to provide investors with higher long-term capital appreciation than that of the securities in the S&P 500, an index of 500 common stocks chosen by S&P on a statistical basis. The team tries to maintain a broadly diversified portfolio of securities that ranks in the top quartile of its quantitative model for earnings momentum and in the top third of the model on a valuation basis.

                     When selecting investments, the team looks for attractively priced securities with increasing earnings. It uses quantitative analysis to:

                     o identify companies with improving profit potential and
                       increasing earnings

                     o identify companies with favorable P/E ratios

                     o identify companies with positive earnings trends. In
                       general, these companies tend to experience favorable trends in their stock prices

                     o rank the attractiveness of equity securities based on a
                       "multi-factor" valuation model, a computer modeling system that takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth compared with its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry

                     The management team may use various strategies to try to reduce the amount of capital gains it distributes to shareholders. For example, the team:

                     o may limit the number of buy and sell transactions it
                       makes

                     o will try to sell shares that have the lowest tax burden
                       to the shareholder

                     o may offset capital gains by selling securities to realize a capital loss


                     While the portfolio tries to reduce its capital gain distributions, it will not be able to completely avoid making taxable distributions. The effectiveness of these strategies may be reduced or eliminated by changes in tax laws and regulations, or by court decisions.

                     Things you should know about this portfolio
                     Nations Disciplined Equity Portfolio generally is affected by the following risks:

                     o investment strategy risk - The team uses a quantitative
                       approach to select investments it believes are attractively valued and whose earnings per share are likely to increase. There is a risk that the value of these investments will fall or will not rise as high as the team expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o foreign investment risk - While the portfolio may only
                       invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, inability to sell securities and lack of financial information. Withholding taxes may also apply to some foreign investments.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Disciplined      o.oo%  o.oo%   o.oo%    o.oo%
                     Equity Portfolio
                     S&P 500                  o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     Nations Marsico Focused Equities Portfolio

                     Investment objective
                     This portfolio seeks long-term growth of capital.

                     About the sub-adviser

                     Marsico Capital Management, LLC (Marsico Capital Management) is this portfolio's sub-adviser. Thomas F. Marsico makes the day-to-day investment decisions for the portfolio. You'll find more about Marsico Capital Management on page o.

                     Principal investment strategies
                     This portfolio normally invests at least 65% of its assets in common stocks of large companies. The portfolio generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities. The portfolio may also invest smaller percentages of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     What is focused investing?

                     Focused investing means concentrating a portfolio's investments on the stocks of a small number of companies with earnings that have the potential to grow quickly. Nations Marsico Focused Equities Portfolio focuses on large, established and well-known U.S. companies.

                     Because a focused portfolio holds fewer investments than other kinds of portfolios, it may earn higher returns when one of its investments performs well. When one of its investments performs poorly, however, a focused portfolio can have greater price swings than more diversified portfolios.

                     The manager looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have a combination of four characteristics:

                     o change - The manager believes that extraordinary growth
                       comes from products, markets and technologies that are experiencing change.

                     o franchise - The manager looks for companies with strong
                       brand franchises that can take advantage of a changing global environment.

                     o global reach - The manager selects securities anywhere in the world. The manager believes that by investing globally, the portfolio can take advantage of other investment opportunities. Not limiting itself to the markets of a single country can also help the portfolio to reduce risk.

                     o themes - The manager looks for companies that are moving with the major social, economic and cultural shifts taking place in the world.

                     Once the manager identifies an investment opportunity, he uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. The process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

                     Things you should know about this portfolio
                     Nations Marsico Focused Equities Portfolio generally is affected by the following risks:

                     o investment strategy risk - This portfolio is considered
                       to be "non-diversified" because it may hold fewer securities than other kinds of equity portfolios. This increases the risk that its value could go down if one or more of its investments performs poorly. The value of this portfolio tends to have greater price swings than the value of more diversified equity portfolios. The portfolio may become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested. There also is a risk that the value of the portfolio's investments will fall or will not rise as high as the manager expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o foreign investment risk - Foreign investments may be
                       riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, inability to sell securities and lack of financial information. Withholding taxes may apply to some foreign investments.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Marsico
                     Focused Equities         o.oo%  o.oo%   o.oo%    o.oo%
                     Portfolio
                     S&P 500                  o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     Performance of other funds managed by Thomas Marsico The table below shows you how a similar fund managed by Thomas Marsico performed in the past.

                     The Janus Twenty Fund has investment objectives, policies and strategies that are very similar to Nations Marsico Focused Equities Portfolio. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

                     The table shows the returns for the Janus Twenty Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

                     Average annual total returns
                     as of August 7, 1997
                                          Janus Twenty Fund    S&P 500
                                          (%)                   (%)
                     one year             48.21                46.41
                     three years          32.07                30.63
                     five years           20.02                20.98
                     during the period of
                     Mr. Marsico's management
                     (January 31, 1988 to
                     August 7, 1997)      23.38                18.20

                     This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the portfolio has performed or will perform in the future.

                     Performance will vary based on many factors, including market conditions, the composition of a portfolio's holdings and the portfolio's expenses.

                     Nations Marsico Growth & Income Portfolio

                     Investment objective
                     This portfolio seeks long-term growth of capital with a limited emphasis on income.

                     About the sub-adviser

                     Marsico Capital Management is this portfolio's sub-adviser. Thomas F. Marsico makes the day-to-day investment decisions for the portfolio. You'll find more about Marsico Capital Management on page o.

                     Principal investment strategies

                     The portfolio normally invests up to 75% of its assets in equity securities that have growth potential and at least 25% of its assets in equity and fixed income securities that have income potential. The portfolio generally holds 35 to 50 securities and emphasizes large-capitalization common stocks.

                     Worth noting

                     While this portfolio invests in a wide range of companies and industries, it holds fewer securities than a typical equity portfolio. That means it may earn higher returns when one of its investments performs well. It also means, however, that when one of its investments performs poorly, the portfolio could have greater price swings than other kinds of portfolios.

                     The manager may shift assets between growth and income securities based on his analysis of market, financial and economic conditions, and will emphasize growth securities if he believes they will provide better returns than the yields available or expected on income-producing securities. If he believes it appropriate to do so, the manager also may reduce investments in growth securities to 25% of the portfolio's assets.

                     Since income is a part of the portfolio's investment objective, the manager may consider a company's anticipated dividends when selecting equity securities. The manager may also find opportunities for capital growth from fixed income securities because of expected changes in interest rates, credit rating, currency exchange rates or other factors. The portfolio is not, however, designed to produce a consistent level of income.

                     The portfolio may hold up to 25% of its assets in foreign securities. The portfolio may also invest smaller percentages of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     When selecting investments, the manager looks for companies with earnings growth potential that other investors may not recognize. The manager focuses on companies that have a combination of four characteristics:

                     o change - The manager believes that extraordinary growth
                       comes from products, markets and technologies that are experiencing change.

                     o franchise - The manager looks for companies with strong
                       brand franchises that can take advantage of a changing global environment.

                     o global reach - The manager selects securities anywhere in the world. The manager believes that by investing globally, the portfolio can take advantage of other investment opportunities. Not limiting itself to the markets of a single country can also help the portfolio to reduce risk.

                     o themes - The manager looks for companies that are moving with the major social, economic and cultural shifts taking place in the world.

                     Once the manager identifies an investment opportunity, he uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition. This process also includes a "bottom-up" analysis that considers individual company characteristics like commitment to research, market franchise and quality of management.

                     Things you should know about this portfolio

                     Nations Marsico Growth & Income Portfolio generally is affected by the following risks:

                     o investment strategy risk - The manager uses an investment strategy that tries to identify equities with growth or income potential. There is a risk that the value of these investments will fall or will not rise as high as the manager expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o interest rate risk - The prices of the portfolio's fixed income securities will tend to fall when interest rates rise and to rise when interest rates fall. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

                     o credit risk - The portfolio could lose money if the
                       issuer of a fixed income security is unable to pay or repay principal interest when it's due. Credit risk generally applies to fixed income securities that are not backed by the U.S. government. Fixed income securities that are given the lowest investment grade rating are more speculative in nature than securities with higher ratings, they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

                     o foreign investment risk - Foreign investments may be
                       riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, inability to sell securities and lack of financial information. Withholding taxes may apply to some foreign investments.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Marsico
                     Growth & Income          o.oo%  o.oo%   o.oo%    o.oo%
                     Portfolio
                     S&P 500                  o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     Performance of other funds managed by Thomas Marsico The table below shows you how a similar fund managed by Thomas Marsico performed in the past.

                     The Janus Growth and Income Fund has investment objectives, policies and strategies that are very similar to Nations Marsico Growth & Income Portfolio. Mr. Marsico managed the Janus Growth and Income Fund from is inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

                     The table shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

                     Average annual total returns
                     as of August 7, 1997
                                                   Janus Growth
                                                   and Income
                                                   Fund           S&P 500
                                                   (%)             (%)
                     one year                      47.77          46.41
                     three years                   31.13          30.63
                     five years                    21.16          20.98
                     during the period of
                     Mr. Marsico's management
                     (May 31, 1991 to
                     August 7, 1997)               21.19          18.59

                     This information is designed to demonstrate the historical track record of Mr. Marsico. It does not indicate how the portfolio has performed or will perform in the future.

                     Performance will vary based on many factors, including market conditions, the composition of a portfolio's holdings and the portfolio's expenses.

                     Nations Managed Index Portfolio

                     Investment objective
                     This portfolio seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.

                     About the sub-adviser

                     TradeStreet is this portfolio's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the portfolio. You'll find more about TradeStreet on page o.

                     Principal investment strategies
                     The portfolio normally invests at least 80% of its assets in common stocks that are included in the S&P 500. The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     What is managed index investing?

                     A managed index fund combines the benefits of traditional index funds-- low costs and low portfolio turnover-- with active management.

                     With a managed index fund, the portfolio manager starts with the stocks of a specific market index-- in this case, the S&P 500-- and then tries to achieve higher returns than the index by emphasizing stocks in the index that are expected to generate the highest returns, and not investing in stocks that are expected to perform poorly.

                     There is no assurance that active management will result in a higher return than the index.

                     The management team tries to build a portfolio that matches the industry and risk characteristics of the S&P 500. The team will vary the portfolio's holdings to try to provide higher returns than the S&P 500 while reducing the risk of underperforming the index over time. The portfolio usually holds 300 to 400 of the stocks listed on the index. The portfolio may also invest up to 10% of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     When selecting investments for the portfolio, the management team starts with the stocks included in the S&P
                     500. The team uses quantitative analysis to:

                     o Rank the attractiveness of each stock based on a
                       "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers growth measures like price momentum and the size and rate of earnings growth when comparing a stock with others in the same industry.

                     o Measure the rate of earnings growth of each stock. Each
                       stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage-- or none-- of a less attractive stock.

                     The portfolio may invest in financial futures traded on U.S. exchanges.

                     The management team tries to control costs when it buys and sells securities for the portfolio by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

                     The management team uses various strategies to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

                     o try to sell shares of a security with the highest cost
                       for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interests of the portfolio to do so and may sell other shares when appropriate.

                     o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions.

                     o will try to keep portfolio turnover low, which helps to
                       defer the realization of capital gains.

                     While the portfolio tries to reduce its capital gain distributions, it will not be able to completely avoid making taxable distributions. The effectiveness of these strategies may be reduced or eliminated by changes in tax laws and regulations, or by court decisions.

                     Things you should know about this portfolio
                     The Managed Index Portfolio generally is affected by the following risks:

                     o investment strategy risk - The team chooses stocks that
                       it believes have the potential for higher growth than the S&P 500. There is a risk that the value of these investments will fall or will not rise as high as the team expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o futures risk - This portfolio may use futures contracts
                       periodically to manage liquidity. There is always a risk that this technique could reduce returns, increase costs or increase the portfolio's volatility.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Managed Index    o.oo%  o.oo%   o.oo%    o.oo%
                     Portfolio
                     S&P 500                  o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     Performance of other index funds managed by TradeStreet The table below shows you how a similar index fund and a composite of accounts managed by TradeStreet performed in the past.

                     Nations Managed Index Fund and Enhanced S&P 500 Index Composite (the composite) have investment objectives, policies and strategies that are similar to Nations Managed Index Portfolio.

                     The table shows the returns for Nations Managed Index Fund and the composite compared with the S&P 500 and the Lipper S&P 500 Index Funds Average for the periods ending December 31, 1998. The Lipper S&P 500 Index Funds Average measures the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

Average annual total returns
as of December 31, 1998
                                                                     Lipper
                    Nations         Enhanced                         S&P 500
                    Managed Index   S&P 500                          Index Funds
                    Fund            Index Composite  S&P 500 Index   Average
                    (%)              (%)             (%)             (%)
one year            o.oo            o.oo             o.oo            o.oo
three years         -               o.oo             o.oo            o.oo
five years          -               o.oo             o.oo            o.oo
since inception
(July 31, 1996)     o.oo            o.oo             o.oo            o.oo

Annual total returns
as of December 31, 1998
                                                                     Lipper
                    Nations         Enhanced                         S&P 500
                    Managed Index   S&P 500                          Index Funds
                    Fund            Index Composite  S&P 500 Index   Average
Year                (%)             (%)              (%)             (%)
1998                o.oo            o.oo              o.oo            o.oo
1997                33.46           33.42             33.23           32.61
1996                 -              24.12             23.08           22.30
1995                 -              37.84             37.45           36.82
1994                 -               0.69              1.31            0.90
1993                 -              10.52              9.99            9.52
1992                 -               5.55              7.64            7.12
1991                 -              30.86             30.56           29.65
1990                 -              -1.52             -3.15           -3.57
1989                 -              34.28             31.55           30.58

This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the portfolio has performed or will perform in the future.

Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses.

                     The composite includes accounts and commingled funds managed by TradeStreet. NationsBank's Investment Management Division managed the composite before TradeStreet was formed in 1995. The accounts and commingled funds do not pay the same expenses that mutual funds must pay and are not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 (1940 Act) or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The returns of the composite do not reflect the returns of any particular account of TradeStreet.

                     Nations Managed SmallCap Index Portfolio

                     Investment objective
                     This portfolio seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard & Poor's SmallCap Index (S&P
                     600).

                     About the sub-adviser

                     TradeStreet is this portfolio's sub-adviser. TradeStreet's Structured Products Management Team makes the day-to-day investment decisions for the portfolio. You'll find more about TradeStreet on page o.

                     Principal investment strategies
                     The portfolio normally invests at least 80% of its assets in common stocks that are included in the S&P 600. The S&P 600 is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

                     What is managed index investing?

                     A managed index fund combines the benefits of traditional index funds-- low costs and low portfolio turnover-- with active management.

                     With a managed index fund, the portfolio manager starts with the stocks of a specific market index-- in this case, the S&P 600-- and then tries to achieve higher returns than the index by emphasizing stocks in the index that are expected to generate the highest returns, and not investing in stocks that are expected to perform poorly.

                     There is no assurance that active management will result in a higher return than the index. Since this portfolio invests in smaller companies, there are special risks that you need to be aware of before you invest.

                     The management team tries to build a portfolio that matches the industry and risk characteristics of the S&P 600. The team may vary the portfolio's holdings to try to provide higher returns than the S&P 600 while reducing the risk of underperforming the index over time. The portfolio usually holds 400 to 500 of the stocks listed on the index. The portfolio may also invest up to 10% of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     When selecting investments for the portfolio, the management team starts with the stocks included in the S&P
                     600. It uses quantitative analysis to:

                     o Rank the attractiveness of each stock based on a
                       "multi-factor" valuation model, which takes into account value measures like book value, earnings yield and cash flow to measure a stock's intrinsic worth versus its market price. The model also considers momentum measures like price momentum and the size and rate of earnings growth to compare a stock with others in the same industry.

                     o Measure the rate of earnings growth of each stock. Each
                       stock is assigned a ranking from 1 to 10 (best to worst). The team will hold a slightly higher percentage of an attractive stock than the index and hold a lower percentage-- or none-- of a less attractive stock.

                     The portfolio may invest in financial futures traded on U.S. exchanges.

                     The management team tries to control costs when it buys and sells securities for the portfolio by using computerized systems called "crossing networks" that allow it to try to make trades at better prices and reduced commission rates.

                     The management team uses various strategies to try to reduce the amount of capital gains distributed to shareholders. For example, the team may:

                     o try to sell shares of a security with the highest cost
                       for tax purposes first, before selling other shares of the same security. The management team will only use this strategy when it is in the best interests of the portfolio to do so and may sell other shares when appropriate

                     o may offset capital gains by selling securities to realize a capital loss. This will reduce capital gains distributions

                     o will try to keep portfolio turnover low, which helps to
                       defer the realization of capital gains

                     While the portfolio tries to reduce its capital gain distributions, it will not be able to completely avoid making taxable distributions. The effectiveness of these strategies may be reduced or eliminated by changes in tax laws and regulations, or by court decisions.

                     Things you should know about this portfolio
                     Nations Managed SmallCap Index Portfolio generally is affected by the following risks:

                     o investment strategy risk - The team chooses stocks that
                       it believes have the potential for higher growth than the S&P 600. There is a risk that the value of these investments will fall or will not rise as high as the team expects. Smaller companies also tend to have greater price swings than stocks of larger companies for many reasons, for example, because they trade less frequently and in lower volumes.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o futures risk - This portfolio may use futures contracts
                       to manage liquidity. There is always a risk that this technique could reduce returns, increase costs or increase the portfolio's volatility.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Managed          o.oo%  o.oo%   o.oo%    o.oo%
                     SmallCap Index Portfolio
                     S&P 600                  o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 600 (Standard & Poor's SmallCap 600) Index is an index of 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group. The S&P 600 is designed to be a benchmark of the performance of small capitalization stocks.

                     Performance of other index funds managed by TradeStreet The table below shows you how a similar index fund and a composite of accounts managed by TradeStreet performed in the past.

                     Nations Managed SmallCap Index Fund and Enhanced Small Cap Index Composite (the composite) have investment objectives, policies and strategies that are similar to Nations Managed SmallCap Index
                     Portfolio.

                     The table shows the returns for Nations Managed SmallCap Index Fund and the composite compared with the S&P 600 for the periods ending December 31, 1998. The returns reflect deductions of fees and expenses, except for any account level charges, and assume all dividends and distributions have been reinvested.

                     Average annual total returns
                     as of December 31, 1998
                                         Nations          Enhanced
                                         Managed          Small Cap
                                         SmallCap Index   Index
                                         Fund             Composite     S&P 600
                                         (%)               (%)           (%)
                     one year            o.oo             o.oo           o.oo
                     three years         -                o.oo           o.oo
                     five years          -                o.oo           o.oo
                     since inception
                     (October 15, 1996)  o.oo             o.oo           o.oo

                     Annual total returns
                     as of December 31, 1998

                                Nations          Enhanced
                                Managed          Small Cap
                                SmallCap Index   Index
                                Fund             Composite     S&P 600
                     Year        (%)             (%)           (%)
                     1998       o.oo             o.oo          o.oo
                     1997       o.oo             o.oo          o.oo
                     1996          -             o.oo          o.oo
                     1995          -             o.oo          o.oo
                     1994          -             o.oo          o.oo
                     1993          -             o.oo          o.oo
                     1992          -             o.oo          o.oo
                     1991          -             o.oo          o.oo
                     1990          -             o.oo          o.oo
                     1989          -             o.oo          o.oo

                     This information is designed to demonstrate the historical track record of TradeStreet. It does not indicate how the portfolio has performed or will perform in the future.

                     Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses.

                     The composite includes accounts and commingled funds managed by TradeStreet. NationsBank managed the composite before TradeStreet was formed in 1995. The accounts and commingled funds do not pay the same expenses that mutual funds must pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The returns of the composite do not reflect the returns of any particular account of TradeStreet.

                        Nations Balanced Assets Portfolio

                     Investment objective
                     This portfolio seeks total return by investing in equity and fixed income securities.

                     About the sub-adviser

                     TradeStreet is this portfolio's sub-adviser. TradeStreet's Value Management Team makes the day-to-day investment decisions for the portfolio. You'll find more about TradeStreet on page o.

                     Principal investment strategies

                     This portfolio invests in a mix of equity, fixed income and money market securities.

                     Equity securities the portfolio buys are principally common stock of companies believed to be seasoned and financially strong.

                     Fixed income securities, which normally make up at least 25% of the portfolio, are principally bonds, notes and mortgage-backed and asset-backed securities issued by U.S. companies and government entities.

                     What is asset allocation? Asset allocation is the process of dividing a portfolio's investments into a mix of equity, fixed income and money market securities.

                     Each of these "asset classes" has different risk and return characteristics. Combining them in one portfolio can help reduce risk and increase returns because at least one asset class has the potential to be a stronger performer regardless of market conditions.

                     Balanced portfolios like this one can take care of the asset mix for you in a single investment.

                     Money market securities are principally cash equivalents.

                     The portfolio may also invest up to 10% of its assets in other kinds of securities, which are described in its Statement of Additional Information.

                     The management team uses asset allocation as its principal investment strategy. The team allocates assets among the three asset classes based on its assessment of the expected risk and returns of each class. The team will evaluate:

                     o current economic and financial market conditions in the
                       U.S. and abroad

                     o current interest rate trends

                     o earnings and dividend prospects for common stocks

                     o the overall stability of financial market

                     The team may change the portfolio's asset allocation to try to increase returns and reduce risk.

                     The team selects individual investments using the following process:

                     o Within the equity portion of the portfolio, the team uses fundamental research and valuation analysis.

                     o Within the fixed income portion of the portfolio, the
                       team selects securities rated investment grade at the time of investment. The team may choose unrated securities if it believes they are of similar quality to rated securities at the time of investment.

                     o Within the money market portion of the portfolio, the
                       team chooses high-quality securities primarily to provide liquidity.

                     The management team may use various tax strategies to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

                     o may limit the number of buy and sell transactions it
                       makes

                     o will try to sell shares that have the lowest tax burden
                       to the shareholder

                     o may offset capital gains by selling securities to realize a capital loss

                     While the portfolio tries to reduce its capital gain distributions, it will not be able to completely avoid making taxable distributions. The effectiveness of these strategies may be reduced or eliminated by changes in tax laws and regulations, or by court decisions.

                     Things you should know about this portfolio
                     Nations Balanced Assets Portfolio generally is affected by the following risks:

                     o investment strategy risk - The team uses an asset
                       allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects.

                     o stock market risk - The value of the stocks the portfolio holds, like the stock market in general, can rise or fall over short as well as long periods.

                     o interest rate risk - The prices of the portfolio's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

                     o credit risk - The portfolio could lose money if the
                       issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk generally applies to fixed income securities that are not backed by the U.S. government. Fixed income securities that are given the lowest investment grade rating are more speculative in nature than securities with higher ratings, they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

                     You'll find more about other risks of investing in this portfolio on page o.

                     A look at the portfolio's performance
                     Looking at past performance can give you an idea of a portfolio's volatility from year to year and its average returns over time. Performance will vary based on many factors, including market conditions, the composition of the portfolio's holdings and the portfolio's expenses. A portfolio's past performance is no guarantee of how it will perform in the future.

                     Average annual total return
                     as of December 31, 1998
                                                                 Since inception
                                              1 year 5 years 10 years (o,o, 19o)
                     Nations Balanced         o.oo%  o.oo%   o.oo%    o.oo%
                     Assets Portfolio
                     S&P 500                  o.oo%  o.oo%   o.oo%    o.oo%
                     Lehman Aggregate
                     Bond Index               o.oo%  o.oo%   o.oo%    o.oo%

                     The S&P 500 (Standard & Poor's 500 Composite Stock Price Index) is an index of 500 common stocks chosen by Standard & Poor's on a statistical basis.

                     The Lehman Aggregate Bond Index is an index of fixed income securities issued by the U.S. government and
 .                    its agencies, and by corporations.

                     Other things to consider

                     You'll find specific information about each portfolio's principal investments, strategies and risks in the descriptions starting on page o. The following are some other risks and things you should consider before you choose investments for your annuity contract or life insurance policy:

                     o general risk -Your investment in these portfolios is not a bank deposit and is not insured or guaranteed by NationsBank, N.A. (NationsBank), Bank of America National Trust and Savings Association (Bank of America), the Federal Deposit Insurance Corporation or any other government agency. Your investment may lose money. Affiliates of NationsBank and Bank of America are paid for the services they provide to the portfolios.

                     o foreign investment risk - While all of the portfolios may invest some of their assets in foreign securities, only Nations International Growth Portfolio can invest more than 25% of its assets in foreign securities.

                       Portfolios that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from a lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

                    Securities issued by companies in developing or emerging
                       market countries, like those in Eastern Europe, the Pacific Basin and the Far East, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

                    o Changing investment objectives and policies-The investment objective and certain investment policies of any portfolio can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

                    o Holding other kinds of investments - The portfolios may hold investments that aren't part of their principal investment strategies. Please refer to the Statement of Additional Information for more information.

                     o Investing defensively - A portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it against losses during a market or economic downturn or because of political or other conditions. A portfolio may not achieve its investment objective while it is investing defensively.

                     o Portfolio turnover - A portfolio that replaces -- or
                       turns over-- more than 100% of its securities in a year may have higher brokerage costs than a portfolio that is trading less frequently. This may also result in larger distributions of capital gains to shareholders. All of the portfolios generally buy securities for capital appreciation, investment income, or both and do not engage in short-term trading. The annual portfolio turnover rate for the Managed Index Portfolios is expected to be no more than 25%.

                     o Preparing for the year 2000 - The year 2000 is an issue
                       for organizations, companies and entities around the world that rely on computer systems to process date-related information. Computer systems that cannot read a four-digit year may not be able to calculate and process information on or after January 1, 2000. All of the portfolios' primary service providers have confirmed that they have been working to make the necessary changes to their systems, and that they expect them to be adapted in time. There is no guarantee, however, that their computer systems will ready by the year 2000. If their computer systems are not ready in time, there could be a negative effect on portfolio operations.

                     A portfolio's performance could also be affected if securities it holds decrease in value because of year 2000 issues.


                     How the portfolios are managed

NationsBanc Advisors,
Inc.
One NationsBank Plaza
Charlotte, North Carolina
28255

                     Investment adviser
                     NationsBanc Advisors, Inc. is the investment adviser to Nations Annuity Trust portfolios and to over 60 investment company portfolios. Nations Annuity Trust is a series of mutual funds that provides the underlying investments for certain variable annuity contracts and variable life insurance polices.

                     NBAI is a registered investment adviser. It's a wholly-owned subsidiary of NationsBank, which is owned by BankAmerica Corporation. Nations Annuity Trust pays NBAI an annual fee for its investment advisory services. The fee is calculated daily on the average net assets of each portfolio and is paid monthly. NBAI uses part of this money to pay investment sub-advisers for the services they provide.

                     To help keep costs low, NBAI has voluntarily decided to currently waive or reimburse some expenses. There is no assurance that NBAI will continue to waive or reimburse these expenses.

                     The following chart shows the maximum advisory fees NBAI can receive, along with the actual advisory fees it received during the portfolios' last fiscal period [March 27, 1998] to December 31, 1998), after waivers and reimbursements:

                                                                  Annual investment advisory fee,
                                                                  as a % of average daily net
                                                                  assets

                                                                   Maximum        Actual fee paid
                                                                   advisory fee   last fiscal year
                     Nations Value Portfolio                          o.oo             o.oo
                     Nations International Growth Portfolio           o.oo             o.oo
                     Nations Disciplined Equity Portfolio             o.oo             o.oo
                     Nations Marsico Focused Equities Portfolio       o.oo             o.oo
                     Nations Marsico Growth & Income Portfolio        o.oo             o.oo
                     Nations Managed Index Portfolio                  o.oo             o.oo
                     Nations Managed SmallCap Index Portfolio         o.oo             o.oo
                     Nations Balanced Assets Portfolio                o.oo             o.oo

                     Investment sub-advisers
                     NBAI and Nations Annuity Trust have engaged investment sub-advisers to provide day-to-day portfolio management for the portfolios. These sub-advisers function under the supervision of the Board of Trustees of Nations Annuity Trust and the NBAI Investment Policy Committee.

TradeStreet
Investment
Associates, Inc.
One NationsBank
Plaza
Charlotte, North
Carolina
28255

                     TradeStreet Investment Associates, Inc.
                     TradeStreet is an investment management firm serving the institutional market. Its management expertise spans all major domestic asset classes. TradeStreet is a registered investment adviser and a wholly-owned subsidiary of NationsBank.

                     Currently managing more than $o billion, TradeStreet's Product Management Group averages 13 years of investment expertise. Their team management process uses a team approach. The teams have access to the latest analytic technology and expertise. TradeStreet services more than 140 institutional clients and is sub-adviser to [48] mutual funds.

                     TradeStreet is the investment sub-adviser to:
                     o     Nations Value Portfolio
                     o     Nations Disciplined Equity Portfolio
                     o     Nations Managed Index Portfolio
                     o     Nations Managed SmallCap Index Portfolio
                     o     Nations Balanced Assets Portfolio

                     TradeStreet's Value Management Team manages Nations Value Portfolio and Nations Balanced Assets Portfolio.

                     TradeStreet's Structured Products Management Team manages Nations Disciplined Equity Portfolio, Nations Managed Index Portfolio and Nations SmallCap Index Portfolio.



Gartmore Global
Partners
One NationsBank Plaza
Charlotte, North
Carolina
28255
                     Gartmore Global Partners
                     Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages more than $o billion in assets.

                     Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a

                     UK holding company for a leading UK-based international fund management group of companies.

                     Gartmore follows a growth philosophy, which is reflected in its disciplined active management of market allocation and stock selection.

                     Gartmore is the investment sub-adviser to:
                     o     Nations International Growth Portfolio

                     This portfolio is managed by Brian O'Neill, the principal senior investment manager of the Gartmore Global Portfolio Team at Gartmore Global Partners. He has managed the portfolio since its inception. Before joining Gartmore in 1981, Mr. O'Neill was a Plaza fund manager in global equities at Antony Gibbs & Sons and an investment analyst at Royal Insurance. He graduated from Glasgow University in 1969 with a MA Honors degree in Political Economy.


Marsico Capital
Management, LLC
1200 17th Street
Suite 1300
Denver, CO
80202

                     Marsico Capital Management, LLC
                     Marsico Capital Management, LLC is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico is focused exclusively on the interests of its investors. The firm specializes in large capitalization stocks and currently has $o billion in assets under management.

                     Marsico Capital is the investment sub-adviser to:
                     o     Nations Marsico Focused Equities Portfolio
                     o     Nations Marsico Growth & Income Portfolio

                     These portfolios are managed by Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital Management. He manages the investment programs for the portfolios and is primarily responsible for their day-to-day management. Before forming the company, Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation. He has 20 years of experience as a securities analyst and portfolio manager.

Stephens Inc.
111 Center Street
Little Rock,
Arkansas
72201
                     Other service providers
                     The portfolios are co-administered and sponsored by Stephens Inc., a registered broker/dealer. Stephens is also the exclusive distributor of the portfolios' shares. Stephens may pay service fees to investment representatives who assist investors in buying shares of the portfolios.

                     NBAI is also co-administrator of the portfolios, and assists in overseeing the administrative operations of the portfolios. NBAI and Stephens receive a combined monthly fee from the portfolios for their services, based on the indicated annual rate of the average daily net assets of the portfolios as well as certain out of pocket expenses as follows:

                     Fixed Income Portfolios            0.22%
                     International Portfolios           0.22%
                     Domestic Equity Portfolios         0.23%


                     For more information about service fees, please see Shareholder servicing and distribution fees.

About your investment


                     Information for investors

                     Nations Annuity Trust portfolios are available only to owners of variable annuity contracts or variable life insurance policies. Please refer to the prospectus that describes your annuity contract or life insurance policy for information about how to buy, sell and transfer your investment among shares of the portfolios.

                     How share prices are calculated
                     The price of each portfolio's shares -- called its net asset value per share -- is used for all transactions involving buying, selling, transferring or reinvesting shares.

                     Net asset value per share is calculated using a two step process. First, the portfolio's net asset value is calculated by determining the value of the portfolio's assets and then subtracting its liabilities. Next, this number is divided by the number of shares that investors are holding.

                     This calculation is carried out at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time), every day that the exchange is open. We call this a business day.

                     Valuing securities in a portfolio
                     The value of a portfolio's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a portfolio. If prices are not readily available, the price of a security will be based on its fair market value. The procedures followed in making this calculation have been approved by Nations Annuity Trust's Board of Trustees. Amortized cost, which approximates market value, is the method used to value short-term investments maturing in 60 days or less.


The power of
compounding
Reinvesting your
dividends buys you
more shares of a
portfolio--

                     Distributions
                     The portfolios distribute dividends from net investment income once a year. They may also distribute any net realized capital gains, including short-term capital gains, at least once a year.

which lets you take
advantage of the potential
for compound growth.

Putting the money you
earn back into your
investment means it, in
turn, may earn even more
money. Over time, the
power of compounding
may significantly increase
the value of your
investment.

                     Dividends are paid based on the number of shares the portfolio holds on the day before the dividend is declared. Shares are eligible to receive dividends up to and including the day before they are sold.

                     Dividends are reinvested in additional shares of the same portfolio, unless an investor has chosen to receive payment in cash. All distributions of net realized capital gains are paid in cash. Cash payments are made within five business days after the end of the month or quarter in which the distribution was made.

                     Each time a distribution is made, the net asset value per share of the portfolio is reduced by the amount of the distribution.

                     Shareholder servicing and distribution fees
                     The portfolios may pay a fee to banks, broker/dealers, insurance companies and other investment representatives, to help cover their costs for selling shares and providing services to investors.

                     The fee -- called a shareholder servicing and/or distribution fee -- is deducted monthly from the assets of the portfolios. It is calculated daily at an annual rate of up to 0.25% of the average net asset value of shares held in variable annuity contracts or variable life insurance policies owned by customers of investment representatives. Over time, this fee will increase the cost of your investment, and may cost you more than other kinds of sales charges.

                     Financial highlights

                     The financial highlights table is designed to help you understand how the portfolios have performed for the past five years. Certain information reflects financial results for a single portfolio share. The total investment return line indicates how much an investment in the portfolio would have earned, assuming all dividends and distributions had been reinvested.

                     This information has been audited by PricewaterhouseCoopers LLP. You'll find the auditor's report and Nations Annuity Trust's financial statements in the Statement of Additional Information. Please see the back cover to find out how you can get a copy.

                     [financial highlights tables for each portfolio here]

                     Terms used in this prospectus


                     Asset-backed security - a debt security that gives you a share in a pool of assets that is backed by loan paper, accounts receivable or other assets, including mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or by any of its agencies, authorities or instrumentalities. Asset-backed securities make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

                     Capital gain (capital loss) - the difference between the purchase price of a security and its selling price. You realize a capital gain (or loss) when you sell a security for more (or less) than you paid for it.

                     Common stock - an equity security that represents part ownership in a company. Common stock allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

                     Convertible debt - a debt security that can be exchanged for common stock (or another type of security) at a specified rate and date.

                     Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate and date. Convertible securities include convertible debt, rights and warrants.

                     Debt security - when you invest in a debt security, you are lending your money to a government or company (the issuer) to help pay for their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

                     Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

                     Fixed income security - an intermediate to long-term debt security that matures in more than one year.

                     Foreign security - a debt or equity security issued by a foreign government or corporation.

                     Fundamental analysis - an analysis of a company's balance sheet, income statements and other company-specific information to determine whether its stock is overvalued or undervalued at the current market price.

                     Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified date. The price is set through a futures exchange.

                     Investment grade - a medium to high credit rating that's given to a debt security based on the issuer's ability to pay interest and repay principal on time. A debt security that has not been rated, but is believed to be of comparable quality, may also be considered investment grade. Please see the Statement of Additional Information for more information about credit ratings.

                     Lehman Aggregate Bond Index - an index of fixed income securities issued by the U.S. government and its agencies, and by corporations.

                     Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

                     Money market security - a short-term debt security that matures in one year or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and municipal securities.

                     Mortgage-backed security - a debt security that gives you a share in (or is backed by) a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

                     MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market.

                     Municipal debt security - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. General obligations are backed by the issuer's full taxing and revenue-raising powers. Revenue securities depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

                     Preferred stock - an equity security that gives you part ownership in a company. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

                     Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

                     Quantitative analysis - an analysis of financial information about a company or security, and company-specific information, to identify securities that have the potential for growth or are otherwise suitable for a portfolio to buy.

                     Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

                     S&P 500(1) - Standard & Poor's 500 Composite Stock Price Index, an index of 500 common stocks chosen by S&P on a statistical basis.

                     S&P 600(1)- Standard & Poor's SmallCap 600 Index, is designed to be a benchmark of the performance of small capitalization stocks. It includes 600 U.S. stocks chosen by S&P based on market size, liquidity and industry group.

                     U.S. government obligation - a debt security issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury.

                     Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

                     (1) S&P has not reviewed any stock included in the S&P 500 or S&P 600 for its investment merit. S&P determines and calculates the indexes independently of the portfolios and is not a sponsor or affiliate of the portfolios. S&P gives no information and makes no statements about the suitability of investing in the portfolios or the ability of the indexes to track stock market performance. S&P makes no guarantees about the indexes, any data included in them and the suitability of the indexes or their data for any purpose. "Standard and Poor's," "S+P 500" and "S+P 600" are trademarks of the McGraw-Hill Companies, Inc.

[outside back cover]




                       (logo)

                       Nations Annuity Trust


                       Where to find more information


Nations Annuity Trust
portfolios are available only
to owners of variable annuity
contracts or variable life
insurance policies issued by
participating life insurance
companies, including
Hartford Life Insurance
Company.

Please refer to the
prospectus that describes
your annuity contract or life
insurance policy for
information about how to
buy, sell and transfer your
investment among shares of
the portfolios.

                     You'll find more information about Nations Annuity Trust portfolios in the following documents:

                     Annual and semi-annual reports
                     The annual and semi-annual reports contain information about portfolio investments and performance, the financial statements and the auditor's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each portfolio's performance during the period the report covers.

                     Statement of Additional Information (SAI)
                     The SAI contains additional information about the portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the Securities and Exchange Commission.

                     You can obtain a free copy of these documents by contacting Nations Annuity Trust:

                     By telephone: 1-800-765-2668

                     By mail:
                     Nations Annuity Trust
                     c/o Stephens Inc.
                     One NationsBank Plaza
                     33rd Floor
                     Charlotte, NC  28255

                     On the Internet: www.nationsbank.com/nationsfund

                     If you prefer, you can write or call the Securities and Exchange Commission's (SEC's) Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there.

                     Public Reference Section of the SEC
                     Washington, DC 20549-6009
                     1-800-SEC-0330
                     http://www.sec.gov



                     SEC file number 811-04305

                             NATIONS ANNUITY TRUST

                      Statement of Additional Information

                       NATIONS BALANCED ASSETS PORTFOLIO
                      NATIONS DISCIPLINED EQUITY PORTFOLIO
                     NATIONS INTERNATIONAL GROWTH PORTFOLIO
                        NATIONS MANAGED INDEX PORTFOLIO
                    NATIONS MANAGED SMALLCAP INDEX PORTFOLIO
                   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
                   NATIONS MARSICO GROWTH & INCOME PORTFOLIO
                            NATIONS VALUE PORTFOLIO

                                  May 1, 1999

        This Statement of Additional Information ("SAI") provides supplementary information pertaining to the shares representing interests in the above listed eight investment portfolios (individually, a "Portfolio" and collectively, the "Portfolios") of Nations Annuity Trust (the "Trust"). This SAI is not a prospectus, and should be read only in conjunction with the current Prospectus for the aforementioned Portfolios in which one is interested, dated May 1, 1999 ("Prospectus"). All terms used in this SAI that are defined in the Prospectus will have the same meanings assigned in the Prospectus. Copies of the Prospectus may be obtained by writing the Trust c/o Stephens Inc., One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling the Trust at
(800) 321-7854.

                                TABLE OF CONTENTS



                                                                               Page
                                                                               ----
NATIONS ANNUITY TRUST HISTORY ..............................................      1

DESCRIPTION OF THE TRUST AND THE INVESTMENTS AND
RISKS OF ITS PORTFOLIOS.....................................................      1
      General...............................................................      2
      Investment Limitations................................................      2
      Permissible Portfolio Investments.....................................      4
      Asset-Backed Securities...............................................      6
      Commercial Instruments................................................      9
      Combined Transactions.................................................     10
      Convertible Securities................................................     10
      Corporate Debt Securities.............................................     11
      Custodial Receipts....................................................     11
      Currency Swaps........................................................     11
      Delayed Delivery Transactions ........................................     12
      Dollar Roll Transactions .............................................     12
      Equity Swap Contracts ................................................     12
      Foreign Currency Transactions ........................................     13
      Futures, Options and Other Derivative
           Instruments .....................................................     14
      Risk Factors Associated with Futures and Options Transactions.........     20
      Guaranteed Investment Contracts.......................................     22
      Interest Rate Transactions ...........................................     23
      Lower Rated Debt Securities...........................................     23
      Options on Currencies.................................................     25
      Other Investment Companies............................................     25
      Real Estate Investment Trusts.........................................     25
      Repurchase Agreements.................................................     25
      Reverse Repurchase Agreements.........................................     25
      Securities Lending....................................................     26
      Short Sales...........................................................     26
      Special Situations....................................................     26
      Stripped Securities...................................................     26
      U.S. and Foreign Bank Obligations.....................................     27
      U.S. Government Obligations...........................................     28
      Use of Segregated and Other Special Accounts..........................     28
      Variable- and Floating-Rate Instruments ..............................     29
      Warrants..............................................................     29
      When-Issued Purchases and Forward Commitments  .......................     29
      Portfolio Turnover....................................................     30
      Investment Risks......................................................     30

MANAGEMENT OF THE TRUST.....................................................     32
      Nations Funds Retirement Plan.........................................     36
      Nations Fund Deferred Compensation Plan...............................     36
      Shareholder and Trustee Liability.....................................     37

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY AND SHAREHOLDER SERVICING
AGREEMENTS .................................................................     38
      Investment Adviser and Sub-Advisors...................................     38

                                       i

      Administrator and Co-Administrator....................................     41
      Custodian and Transfer Agent..........................................     42
      Shareholder Servicing and Distribution Plan...........................     42
      Expenses..............................................................     42
      Distributor...........................................................     43
      Independent Accountant and Reports....................................     44
      Counsel...............................................................     44

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................     44
      General Brokerage Policy..............................................     44
      Section 28(e) Standards...............................................     47

PURCHASE, REDEMPTION AND PRICING OF SHARES..................................     48
      Purchases.............................................................     48
      Redemptions...........................................................     49
      Net Asset Value Determination.........................................     49

DESCRIPTION OF SHARES.......................................................     50
      Description of Shares of the Trust....................................     50

ADDITIONAL INFORMATION CONCERNING TAXES.....................................     51
      General...............................................................     51
      Excise Tax............................................................     52
      Taxation of Portfolio Investments.....................................     52
      Taxation of a Separate Account of a Participating Insurance Company...     53
      Federal Income Tax Rates..............................................     54
      Other Matters.........................................................     54

ADDITIONAL INFORMATION ON PERFORMANCE.......................................     54
      Yield Calculations....................................................     55
      Total Return Calculations.............................................     55

MISCELLANEOUS ..............................................................     56
      Certain Record Holders................................................     56

SCHEDULE A - Description of Ratings.........................................     A-1

                          NATIONS ANNUITY TRUST HISTORY

        The Portfolios are members of the Nations Funds family, which consists of Nations Annuity Trust (the "Trust"), Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds family currently has more than 60 distinct investment portfolios and total assets in excess of $45 billion.

        Nations Annuity Trust was organized as a Delaware business trust on November 24, 1997. Nations Annuity Trust's fiscal year end is December 31.

    DESCRIPTION OF THE TRUST AND THE INVESTMENTS AND RISKS OF ITS PORTFOLIOS

        The Trust is an open-end, management investment company. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the mutual fund being considered for investment. This information about the Trust is also included in the corresponding Prospectus.

        The Trust currently consists of eight different investment portfolios, Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico Growth & Income Portfolio and Nations Value Portfolio (each a "Portfolio" and collectively the "Portfolios"). All the Portfolios are diversified, with the exception of Nations Marsico Focused Equities Portfolio.

        Each share of the Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of the Trust's Board of Trustees. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

        Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each Portfolio of the Trust will vote in the aggregate and not by Portfolio, and shareholders of each Portfolio will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular Portfolio or class. See the discussion on Investment Limitations and Description of Shares for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by Portfolio.

        The Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. The Trust's By-Laws provide that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of the Trust entitled to be voted at such meeting. Individual holders of Contracts are not the "shareholders" of or "investors" in the Portfolios. The Participating Insurance Companies and their separate accounts are deemed the shareholders or investors. However, it is anticipated that the Participating Insurance Companies will pass through voting rights to the holders of Contracts. For a discussion of voting rights of holders of Contracts, please see the accompanying prospectuses for the Participating Insurance Companies.

        The Prospectus relating to these Portfolios may be obtained without charge by written request to the Trust, c/o Stephens, Inc., One Bank of America Plaza, 33rd Floor, Charlotte, NC 28255. Participating Insurance Companies also may call toll-free at (800) 321-7854.

        NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to all of the Portfolios except Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio, which are sub-advised by Marsico Capital Management, LLC ("Marsico Capital"), and Nations International Growth Portfolio. Gartmore Global Partners ("Gartmore") serves as investment sub-adviser to Nations International Growth Portfolio. As used herein, "Adviser" shall mean NBAI, TradeStreet, Gartmore, and/or Marsico Capital as the context may require.

        This SAI is intended to furnish Participating Insurance Companies with additional information concerning the Trust and the Portfolios. Some of the information required to be in this SAI is also included in the Portfolios' current Prospectus, and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this SAI, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. No investment in the Portfolios should be made without first reading the Prospectus.

 GENERAL

        Information concerning each Portfolio's investment objective is set forth in the Prospectus. There can be no assurance that the Portfolios will achieve their objectives. The principal features of the Portfolios' principal investment strategies and the primary risks associated with those investment strategies are discussed in the Prospectus. The values of the securities in which the Portfolios invest fluctuate based upon interest rates, foreign currency rates, the financial stability of the issuer and market factors.

        The Portfolios are dollar-denominated mutual funds and therefore consideration is given to hedging part or all of the Portfolios back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

        Pursuant to one of the Trust's fundamental investment restrictions, the Trust does not have authority to purchase any securities which would cause more than 25% of the value of any Portfolio's total assets, at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The position of the staff of the SEC is that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that United States branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." The Trust currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to banks. For this purpose, "domestic banks" will be construed by the Trust to include: (a) United States branches of foreign banks, to the extent they are subject to the same regulation as United States banks; and (b) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

INVESTMENT LIMITATIONS

        The most significant investment restrictions applicable to the Portfolios' investment programs are set forth below:

Each Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Portfolio may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Each Portfolio (except Nations Marsico Focused Equities Portfolio) may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Portfolio's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these limitations and with respect to 75% of such Portfolio's assets, such Portfolio will not hold more than 10% of the voting securities of any issuer.

Nations Marsico Focused Equities Portfolio may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of one issuer, and with respect to 50% of the Portfolio's total assets, more than 5% of its assets would be invested in the securities of one issuer.

Nations International Growth Portfolio may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets and no purchases of portfolio instruments will be made while the Portfolio has borrowings outstanding in an amount exceeding 5% of its total assets.

The investment objective and policies of each Portfolio, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. If the investment objective or policies of a Portfolio change, shareholders should consider whether the Portfolio remains an appropriate investment in light of their current position and needs.

          Additionally, as a matter of fundamental policy which may not be changed without a majority vote of a Portfolio's shareholders (as that term is defined under the heading "Investment Advisory, Administration, Custody, Transfer Agency and Shareholder Servicing Agreements" in this SAI) each Portfolio will not:

1. Borrow money or issue senior securities, as defined in the 1940 Act, except that (a) a Portfolio may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Portfolio's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Portfolio's total assets will be repaid prior to the purchase of additional portfolio securities by such Portfolio, (b) a Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Portfolio may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except short sales against the box.) For purposes of this restriction, the deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting. This restriction shall not limit a Portfolio's ability to invest in securities issued by other registered investment companies.

4. Invest in real estate or real estate limited partnership interests. (A Portfolio may, however, purchase and sell securities secured by real estate, or interests therein, or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (E.G., the New York Stock Exchange).

5. Purchase or sell commodity contracts except that each Portfolio may, to the extent appropriate under its investment policies, purchase publicly traded securities of a company engaging in whole or in part in such activities, enter into futures contracts and related options, engage in transactions on a when-issued or forward commitment basis, and enter into forward currency contracts in accordance with its investment policies.

        In addition, certain non-fundamental investment restrictions which may be changed by a majority vote of the Board of Trustees at any time and without approval of the shareholders, are also applicable to the Portfolios, including the following:

1. No Portfolio will purchase securities of a company for the purpose of exercising control.

2. No Portfolio will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and Guaranteed Investment Contracts ("GICs") with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

3. No Portfolio will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of a Portfolio's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

4. No Portfolio will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

        For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities, or assets of, or borrowings on behalf of, a Portfolio.

PERMISSIBLE PORTFOLIO INVESTMENTS

        In addition to the principal investment strategy, which is outlined in the Portfolios' prospectus, each Portfolio also may invest in other types of securities in percentages of less than 10% of its total assets (unless otherwise indicated, E.G., most Portfolios may invest in money market instruments without limit during temporary defensive periods). These types of securities are listed below for each portfolio and then are described in more detail after this sub-section.

        THE EQUITY PORTFOLIOS

        Nations Value Portfolio: In addition to the types of securities described in the Prospectus, the Portfolio may invest in: U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies and instrumentalities (together with U.S. Treasury Obligations, "U.S. Government Obligations"); investment grade debt securities of domestic companies; various money market instruments and repurchase agreements.

        Nations International Growth Portfolio: In addition to the types of securities described in the Prospectus, the Portfolio may invest in: debt securities rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, determined by the Adviser to be of comparable quality. Standard & Poor's ("S&P"), Moody's Investor Services, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or Thomson BankWatch, Inc. ("BankWatch") are the six nationally recognized statistical rating organizations ("NRSROs"). For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Portfolio may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments. The Portfolio also may invest in options, futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Portfolio may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") and American Depository Shares ("ADSs").

        Nations Disciplined Equity Portfolio: In addition to the types of securities described in the Prospectus, the Portfolio may invest in: a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Portfolio's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G., securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). For temporary defensive purposes if market conditions warrant, the Portfolio may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

        Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio: In addition to the types of securities described in the Prospectus, these Portfolios may invest in: preferred stock, warrants, convertible securities and debt securities; zero coupon, pay- in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Portfolios also may invest its assets in high-yield/high-risk securities, such as lower grade debt securities. The Portfolios also may purchase high-grade commercial paper, certificates of deposit, and repurchase agreements, and may invest in short-term debt securities as a means of receiving a return on idle cash.

        When the Adviser believes that market conditions are not favorable for profitable investing or when the Adviser is otherwise unable to locate favorable investment opportunities, the Portfolios may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments if the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Portfolios do not always stay fully invested in stocks and bonds. The Portfolios also may use options, futures, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. The Portfolios also may purchase securities on a when-issued, delayed delivery or forward commitment basis.

        GENERAL: Each Equity Portfolio discussed above also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Portfolio may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Portfolio also may invest in real estate investment trust securities. In addition, each Equity Portfolio may invest in securities issued by other investment companies, consistent with the Portfolio's investment objective and policies and repurchase agreements. Nations International Growth Portfolio, Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio may invest in forward foreign exchange contracts.

        THE INDEX PORTFOLIOS

Nations Managed Index Portfolio and Nations Managed SmallCap Index Portfolio: In addition to the types of securities described in the Prospectus, the Portfolios may invest in: high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Portfolios may invest without limitation in high-quality short-term debt securities and money market instruments, domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements. The Portfolios also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Portfolios may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Portfolios may invest in securities issued by other investment companies, consistent with such Portfolios' investment objective and policies.

        In addition, when consistent with such Portfolios' respective investment objective, the Portfolios will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Portfolio will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Portfolios to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. A Portfolio will sell first those shares with the highest tax basis only when it is in the best interest of the Portfolio to do so, and reserves the right to sell other shares when appropriate. In addition, the Portfolios may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.

        Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Portfolios, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the midpoint of the bid/ask spread and at a reduced commission rate.

        BALANCED PORTFOLIO

Nations Balanced Assets Portfolio: In addition to the types of securities described in the Prospectus, the Portfolio may invest in: foreign securities, certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. The Portfolio may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Portfolio may engage in reverse repurchase agreements and dollar roll transactions. Additionally, the Portfolio may purchase securities issued by other investment companies, consistent with the Portfolio's investment objective and policies. The Portfolio also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt investments backed by, the securities and other assets owned by such trusts and partnerships.

ASSET-BACKED SECURITIES

       IN GENERAL. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

        The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

        MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

        Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

        The guaranteed mortgage pass-through securities in which a Portfolio may invest may include those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

        The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

        The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Portfolio.

        Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

        Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

        Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

        The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

        Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Portfolio will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Portfolio will only invest in SMBS whose mortgage assets are U.S. Government obligations.

        A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

        The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Portfolios.

        NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

        Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

        The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

        While the market for Asset-backed Securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

COMMERCIAL INSTRUMENTS

        Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. Investments by a Portfolio in commercial paper will consist of issues rated in a manner consistent with such Portfolio's investment policies and objectives. In addition, the Portfolios may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Portfolios as previously described.

        Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Variable-rate instruments acquired by a Portfolio will be rated at a level consistent with such Portfolio's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. See also the discussion of variable- and floating-rate instruments in this SAI.

        Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Portfolio, a Portfolio may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Portfolio is not entitled to exercise its demand rights, and a Portfolio could, for these or other reasons, suffer a loss. A Portfolio may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

        Certain Portfolios also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. In purchasing a loan participation or assignment, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and the Portfolio will be exposed to a risk of loss if the borrower defaults. Loan participations also may be purchased by the Portfolio when the borrowing company is already in default. In purchasing a loan participation, the Portfolio may have less protection under the federal securities laws than it has in purchasing traditional types of securities. The Portfolio's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties.

COMBINED TRANSACTIONS

        Certain Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Portfolio to do so and where underlying hedging strategies are permitted by a Portfolio's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

CONVERTIBLE SECURITIES

        Certain Portfolios may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Portfolio will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

        The convertible securities in which a Portfolio may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

        As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

CORPORATE DEBT SECURITIES

        Certain Portfolios may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). Each Portfolio may also invest in corporate debt securities of foreign issuers.

        The corporate debt securities in which the Portfolios will invest will be rated investment grade by at least one NRSRO (E.G., BBB or above by Standard & Poor's Corporation ("S&P") or Baa or above by Moody's Investors Services, Inc. ("Moody's")). Commercial paper purchased by the Portfolios will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by such Portfolios if they are determined by the Adviser to be of comparable quality under the direction of the Board of Trustees of the Trust. If the rating of any corporate debt security held by a Portfolio falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as Schedule A to this Statement of Additional Information.

CUSTODIAL RECEIPTS

        Certain Portfolios also may acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

CURRENCY SWAPS

        Certain Portfolios also may enter into currency swaps for hedging purposes and to seek to increase total return. In as much as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Portfolio and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (I.E., securities rated in one of the top three ratings categories by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

DELAYED DELIVERY TRANSACTIONS

In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous. In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Portfolio would not pay for such securities or start earning interest on them until they are delivered. However, when a Portfolio purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Portfolio's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Portfolio's total assets, including the value of when-issued and delayed delivery securities held by the Portfolio, exceed its net assets.

DOLLAR ROLL TRANSACTIONS

        Certain Portfolios may enter into "dollar roll" transactions, which consist of the sale by a Portfolio to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Portfolio agrees to buy a security on a future date. If the broker/dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held, and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

        The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EQUITY SWAP CONTRACTS

        Certain Portfolios may from time to time enter into equity swap contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A Portfolio will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Portfolio on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Portfolio on the notional amount. A Portfolio will only enter into Equity Swap Contracts on a net basis, I.E., the two parties' obligations are netted out, with the Portfolio paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

        If there is a default by the counterparty to an Equity Swap Contract, a Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, a Portfolio will succeed in pursuing contractual remedies. A Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. A Portfolio will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

        Certain Portfolios may from time to time enter into the opposite side of Equity Swap Contracts (i.e., where a Portfolio is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Portfolio's equity market exposure consistent with the Portfolio's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

        Equity Swap Contracts will not be used to leverage a Portfolio. A Portfolio will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Portfolio will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Portfolio owns would exceed 15% of the Portfolio's total assets.

         The Adviser does not believe that a Portfolio's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of a Portfolio's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian.

FOREIGN CURRENCY TRANSACTIONS

        Certain Portfolios may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Portfolio may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Portfolio may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

        Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Portfolio will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

        A Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

        A Portfolio may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

        Foreign currency hedging transactions are an attempt to protect a Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

        The Portfolio's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

        The Portfolios are dollar-denominated mutual funds and therefore consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

        FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or equity securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

        While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Portfolio that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

        Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

        FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in their respective Prospectuses, certain Portfolios may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Portfolio may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Portfolio. For example, a Portfolio may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Portfolio may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Portfolio could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Portfolio would be unable to take advantage of the resulting market advance without purchases of additional securities.

        The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Portfolios, which hold or intend to acquire long-term debt securities, is to protect a Portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Portfolio, and interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Portfolio. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. When a Portfolio is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Portfolio intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Portfolio should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Portfolio will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

        Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Portfolio to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained by a Portfolio will consist of cash, cash equivalents or high quality debt securities of the Portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Portfolio with respect to such futures contracts.

        STOCK INDEX FUTURES CONTRACTS. Certain Portfolios may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Portfolio may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

        In addition, a Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Portfolio's futures positions would be closed out. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

        OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to purchase a position in the underlying futures contract (I.E., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (I.E., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

        OPTIONS ON FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. Certain Portfolios may purchase put options on futures contracts in which such Portfolios are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Portfolio would write options on these futures contracts primarily for the purpose of terminating existing positions.

        OPTIONS ON STOCK INDEX FUTURES CONTRACTS, OPTIONS ON STOCK INDICES AND OPTIONS ON EQUITY SECURITIES. Certain Portfolios may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Portfolio would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Portfolio may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

        Further, while a Portfolio generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Portfolio would receive a fee, or a "premium," for the writing of the option. For example, where the Portfolio seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Portfolio would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Portfolio could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Portfolio may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

        OPTIONS AND FUTURES STRATEGIES. The Adviser may seek to increase the current return of certain Portfolios by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Portfolio or an increase in the price of securities that it plans to purchase for the Portfolio. Expenses and losses incurred as a result of such hedging strategies will reduce the Portfolio's current return. A Portfolio's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to a Portfolio's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC Rule 32.4, a Portfolio will not make these investments.

        The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations. Although a Portfolio will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Portfolio will not engage in options and futures transactions for leveraging purposes.

        WRITING COVERED OPTIONS ON SECURITIES. Certain Portfolios may write covered call options and covered put options on securities in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Portfolio give the holder the right to buy the underlying securities from a Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

        A Portfolio may write only covered options, which means that, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Portfolio will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Portfolio may also write combinations of covered puts and calls on the same underlying security.

       A Portfolio will receive a premium from writing a put or call option, which increases the Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

        A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Portfolio.

        PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

        A Portfolio may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Portfolio will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

        PURCHASE AND SALE OF OPTIONS AND FUTURES ON STOCK INDICES. A Portfolio may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

        Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

        If the Adviser expects general stock market prices to rise, a Portfolio might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Portfolio might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

        PURCHASE AND SALE OF INTEREST RATE FUTURES. A Portfolio may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

        A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Portfolio in the form of dealer spreads and brokerage commissions.

        The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Portfolio's investments that are being hedged. While a Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

        OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND INTEREST RATE FUTURES CONTRACTS. A Portfolio may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

        PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Portfolio may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Portfolio may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Portfolio may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Portfolio intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Portfolio will be covered.

        A currency futures contract sale creates an obligation by a Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

        The Portfolio will write (sell) only covered put and call options on currency futures. This means that a Portfolio will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Portfolio will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Portfolio in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Portfolio falls below 100% of the market value of the call written by the Portfolio, a Portfolio will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Portfolio may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Portfolio. In the case of put options on currency futures written by the Portfolio, the Portfolio will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Portfolio falls below 100% of the market value of the put options written by the Portfolio, a Portfolio will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

        If other methods of providing appropriate cover are developed, a Portfolio reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

        LIMITATIONS ON PURCHASE OF OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Portfolio's assets. The Adviser intends to limit a Portfolio's writing of over-the-counter options in accordance with the following procedure. Each Portfolio intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Portfolio has in place with such primary dealers will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (I.E., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Portfolio will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

RISK FACTORS ASSOCIATED WITH FUTURES AND OPTIONS TRANSACTIONS

        The effective use of options and futures strategies depends on, among other things, a Portfolio's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. A Portfolio generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

        Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

        The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Portfolio diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

        In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Portfolios' futures and options transactions.

        RISK OF IMPERFECT CORRELATION. A Portfolio's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Portfolio's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the fund securities. In such instances, a Portfolio's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Portfolio would, however, effect transactions in such futures or options only for hedging purposes.

        The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Portfolio.
        A Portfolio will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Portfolio's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

        POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

        The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Portfolio's overall performance may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

        TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Portfolios' investments.

        REGULATIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS. Regulations of the CFTC require that the Portfolios enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Portfolio, and accrued profits on such positions. In addition, a Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Portfolio's total assets.

        When a Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

        The Portfolios' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Portfolios may also further limit their ability to engage in such transactions in response to the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Trustees.

GUARANTEED INVESTMENT CONTRACTS

        Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Portfolio guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

        A Portfolio will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

INTEREST RATE TRANSACTIONS

        Among the strategic transactions into which certain Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

        A Portfolio will usually enter into swaps on a net basis, I.E., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

        With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligation, if any.

LOWER RATED DEBT SECURITIES

        The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Portfolio's portfolio, with a commensurate effect on the value of the Portfolio's shares. Therefore, an investment in the Portfolio should not be considered as a complete investment program and may not be appropriate for all investors.

        The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

        Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

        Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as may buyers. Each Portfolio's policies regarding lower rated debt securities is not fundamental and may be changed at any time without shareholder approval.

        While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Portfolio's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

        Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Portfolio. If an issuer exercises these rights during periods of declining interest rates, a Portfolio may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Portfolio.

        The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

OPTIONS ON CURRENCIES

        Certain Portfolios may purchase and sell options on currencies to hedge the value of securities the Portfolio holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

OTHER INVESTMENT COMPANIES

        In seeking to attain their investment objectives, certain Portfolios may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Company as a whole. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that a Portfolio bears in connection with its own operations.

REAL ESTATE INVESTMENT TRUSTS

        A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

        REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

        The repurchase price under any repurchase agreements described in the Prospectuses generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by a Company's custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by such Company under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

        At the time a Portfolio enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Portfolios do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Portfolio from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Portfolios are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolios' asset coverage and other factors at the time of a reverse repurchase, the Portfolios may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolios to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES LENDING

        To increase return on portfolio securities, certain Portfolios may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Portfolio involved exceeds 33% of the value of its total assets which may include cash collateral received for securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Portfolio is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Portfolio of securities identical to the transferred securities upon termination of the loan.

SHORT SALES

        Certain Portfolios may from time to time enter into short sales transactions. A Portfolio will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Portfolio for the purpose of deferring recognition of gain or loss for federal income tax purposes.

SPECIAL SITUATIONS

        Certain Portfolios may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

STRIPPED SECURITIES

        Certain Portfolios may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

        In addition, the Portfolio may purchase stripped mortgage-backed securities ("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Portfolio's per share net asset value.

        Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Portfolio to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Portfolio. To the extent that any shareholders in the Portfolio elect to receive their dividends in cash rather than reinvest such dividends in additional Portfolio shares, cash to make these distributions will have to be provided from the assets of the Portfolio or other sources such as proceeds of sales of Portfolio shares and/or sales of portfolio securities. In such cases, the Portfolio will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

U.S. AND FOREIGN BANK OBLIGATIONS

        These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. Each Portfolio limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. Each Portfolio may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Portfolio will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        Each Portfolio limits its investments in foreign bank obligations (I.E., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Trust's Board of Trustees, are of an investment quality comparable to obligations of domestic banks which may be purchased by a Portfolio. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Each Portfolio also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia (Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Each Portfolio will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

        Each Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Portfolio.

U.S. GOVERNMENT OBLIGATIONS

        Each Portfolio may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Portfolios include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Portfolioing Corporation and Maritime Administration. Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

        U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

        Options, futures and forward foreign currency contracts that obligate a Portfolio to provide cash, securities or currencies to complete such transactions will entail that Portfolio to either segregate assets in an account with, or on the books of, the Company's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by a Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Portfolio to have portfolio securities that correlate with the index. A put option written by a Portfolio also will require that Portfolio to have available assets sufficient to purchase the securities the Portfolio would be obligated to buy if the put is exercised.
        A forward foreign currency contract that obligates a Portfolio to provide currencies will require the Portfolio to hold currencies or liquid securities denominated in a foreign currency which will equal the Portfolio's obligations. Such a contract requiring the purchase of currencies also requires segregation.

        Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, a Portfolio will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, a Portfolio could own securities substantially replicating the movement of the particular index.

        In the case of a futures contract, a Portfolio must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require a Portfolio to deposit margin to the extent necessary to meet the Portfolio's commitments.

        In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. A Portfolio may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Portfolio. Moreover, instead of segregating assets if a Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

        Certain Portfolios may purchase variable-rate and floating rate obligations. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Portfolio can recover payment of principal as specified in the instrument.

        The variable- and-floating rate demand instruments that the Portfolios may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Portfolios. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

WARRANTS

        Certain Portfolios are permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

        A Portfolio may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When a Portfolio engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case a Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. Because a Portfolio will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Portfolio's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

        A Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a capital gain or loss.

        When a Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

        The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Portfolio starting on the date the Portfolio agrees to purchase the securities. The Portfolio does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

PORTFOLIO TURNOVER

        Generally, the Equity Portfolios, the Index Portfolios and the Balanced Portfolio will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Portfolio's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Portfolio and its shareholders. While it is not possible to exactly predict annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed the following: Nations Value Portfolio -- 50%; Nations International Growth Portfolio -- 16%; Nations Disciplined Equity Portfolio -- 40%; Nations Marsico Focused Equities Portfolio -- 236%; Nations Marsico Growth & Income Portfolio -- 184%; Nations Managed Index Portfolio -- 16%; Nations Managed SmallCap Index Portfolio -- 44%; and Nations Balanced Assets Portfolio -- 94%. The portfolio turnover rates for the Nations Marsico Focused Equities Portfolio and the Nations Marsico Growth & Income Portfolio reflect the sub-adviser's decision to move the portfolios into a defensive position in anticipation of a market downturn.

INVESTMENT RISKS

        In addition to the risks identified in certain of the securities descriptions above, there also are general investment risks associated with an investment in any of the Portfolios.

        Investments by a Portfolio in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Portfolio holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indexes, was trading at or close to record levels. There can be no guarantee that these levels will continue.

        Nations Marsico Focused Equities Portfolio, as a non-diversified fund, may invest in fewer issuers than diversified funds such as Nations Marsico Growth & Income Portfolio. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Portfolio's net asset value. The Portfolio reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

        The value of a Portfolio's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. In addition, obligations with the lowest investment grade rating (E.G., "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. Unrated obligations may be acquired by the Portfolio if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

        Certain of the Portfolios' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Portfolio's investment objective and do not unduly increase the Portfolio's exposure to market or other risks. For additional risk information regarding the Portfolios' investments in particular instruments, see "Appendix A -- Portfolio Securities."

        Certain of the Portfolios may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

        SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS INTERNATIONAL GROWTH PORTFOLIO: Investors should understand and consider carefully the special risks involved in foreign investing.

        Investors in Nations International Growth Portfolio should be aware that the Portfolio may, from time to time, invest up to 35% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Portfolio and, thus, to its shareholders.

        Moreover, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect the Portfolio's share price. General economic and political factors in the various world markets also can impact the Portfolio's share price.

        The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Portfolio offers a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

        Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in Nations International Growth Portfolio.

        SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INDEX
PORTFOLIOS: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with a higher tax basis, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of an Index Portfolio after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Portfolios to seek to manage capital gain distributions, depending on the timing of their purchase of Portfolio shares. Even if there are no subsequent sales, upon a redemption or exchange of Portfolio shares an investor will have to recognize gain to the extent that the net asset value of Portfolio shares at such time exceeds such investor's tax basis in his or her Portfolio shares.

        The various techniques employed by the Portfolios to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Portfolios. Moreover, the realization of capital gains is not entirely within a Portfolio's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.

                             MANAGEMENT OF THE TRUST

        The business and affairs of Nations Annuity Trust are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of the Trust.

        The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

        The Trustees and Executive Officers of the Trust and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those Trustees who are "interested persons" of the Trust (as defined in the 1940
Act) are indicated by an asterisk(*).

                                                                    PRINCIPAL OCCUPATIONS
                                              POSITION WITH         DURING PAST 5 YEARS
NAME ADDRESS AND AGE                            THE TRUST           AND CURRENT DIRECTORSHIPS
--------------------                            ---------           -------------------------
Edmund L. Benson, III, 61                        Trustee            Director, President and
Saunders & Benson, Inc.                                             Treasurer, Saunders &
728 East Main Street                                                Benson, Inc. (Insurance);
Suite 400                                                           Trustee, Nations
Richmond, VA 23219                                                  Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust;
                                                                    Director, Nations Fund,
                                                                    Inc., Nations LifeGoal
                                                                    Funds, Inc., and Nations
                                                                    Fund Portfolios, Inc.

James Ermer, 56                                  Trustee            Senior Vice President-
13705 Hickory Nut Point                                             Finance, CSX Corporation
Midlothian, VA  23112                                               (transportation and natural
                                                                    resources); Director,
                                                                    National Mine Service;
                                                                    Director, Lawyers Title
                                                                    Corporation; Trustee,
                                                                    Nations Institutional
                                                                    Reserves, Nations Fund
                                                                    Trust and Nations Annuity
                                                                    Trust; Director, Nations
                                                                    Fund, Inc., Nations
                                                                    LifeGoal Funds, Inc., and
                                                                    Nations Fund Portfolios,
                                                                    Inc.

William H. Grigg, 66                             Trustee            Chairman Emeritus, Duke
Duke Power Co.                                                      Power Co., since July,
422 South Church Street                                             1997; April 1994 to July
PB04G                                                               1997, Chairman and Chief
Charlotte, NC  28242-0001                                           Executive Officer; November
                                                                    1991 to April 1994, Vice
                                                                    Chairman, from April 1988
                                                                    to November 1991, Executive
                                                                    Vice President -- Customer
                                                                    Group, Director, Coltec
                                                                    Industries, Hatteras Income
                                                                    Securities, Inc., Nations
                                                                    Government Income Term
                                                                    Trust 2003, Inc., Nations
                                                                    Government Income Term
                                                                    Trust 2004, Inc., Nations
                                                                    Balanced Target Maturity
                                                                    Fund, Inc., Nations Fund,
                                                                    Inc., Nations LifeGoal
                                                                    Funds, Inc. and Nations
                                                                    Fund Portfolios, Inc.;
                                                                    Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

Thomas F. Keller, 67                             Trustee            R.J. Reynolds Industries
Fuqua School of Business                                            Professor of Business
P.O. Box 90120                                                      Administration and former
Duke University                                                     Dean, Fuqua School of
Durham, NC 27708                                                    Business, Duke University;
                                                                    Director, LADD Furniture,
                                                                    Inc.; Director, Wendy's
                                                                    International Inc.,
                                                                    American Business Products,
                                                                    Dimon Inc., Biogen, Inc.,
                                                                    Hatteras Income Securities,
                                                                    Inc., Nations Government
                                                                    Income Term Trust 2003,
                                                                    Inc., Nations Government
                                                                    Income Term Trust 2004,
                                                                    Inc., Nations Balanced
                                                                    Target Maturity Fund, Inc.,
                                                                    Nations Fund, Inc., Nations
                                                                    LifeGoal Funds, Inc., and
                                                                    Nations Fund Portfolios,
                                                                    Inc.; Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust, Nations
                                                                    Annuity Trust, the Mentor
                                                                    Funds, Mentor Institutional
                                                                    Trust, Cash Resource Trust.


                                              33

Carl E. Mundy, Jr., 63                           Trustee            Commandant, United States
9308 Ludgate Drive                                                  Marine Corps, from July
Alexandria, VA  22309                                               1991 to July 1995;
                                                                    Director, Nations Fund,
                                                                    Inc., Nations LifeGoal
                                                                    Funds, Inc., and Nations
                                                                    Fund Portfolios, Inc.;
                                                                    Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

James B. Sommers*, 59                            Trustee            President, NationsBank
237 Cherokee Road                                                   Trust, from January 1992 to
Charlotte, NC  28207                                                September 1996; Executive
                                                                    Vice President, NationsBank
                                                                    Corporation, from January
                                                                    1992 to May 1997;
                                                                    Principal, Bainbridge &
                                                                    Associates; Partner, Villa
                                                                    LLC; Chairman, Central
                                                                    Piedmont Community College
                                                                    Foundation; Trustee,
                                                                    Central Piedmont Community
                                                                    College; Board of
                                                                    Commissioners,
                                                                    Charlotte/Mecklenberg
                                                                    Hospital Authority;
                                                                    Director, Nations Fund,
                                                                    Inc., Nations Fund
                                                                    Portfolios, Inc. and
                                                                    Nations LifeGoal Funds,
                                                                    Inc.; Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

A. Max Walker*, 76                             President, Trustee   Financial consultant;
4580 Windsor Gate Court                        and                  Formerly, President, A. Max
Atlanta, GA 30342                              Chairman of the      Walker, Inc.; Director and
                                               Board                Chairman of the Board,
                                                                    Hatteras Income Securities,
                                                                    Inc., Nations Government
                                                                    Income Term Trust 2003,
                                                                    Inc., Nations Government
                                                                    Income Term Trust 2004,
                                                                    Inc., Nations Balanced
                                                                    Target Maturity Fund, Inc.,
                                                                    Nations Fund, Inc., Nations
                                                                    LifeGoal Funds, Inc., and
                                                                    Nations Fund Portfolios,
                                                                    Inc.;  President and
                                                                    Chairman of the Board of
                                                                    Trustees, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

Charles B. Walker, 60                            Trustee            Since 1989, Director,
Ethyl Corporation                                                   Executive Vice President,
330 South Fourth Street                                             Chief Financial Officer and
Richmond, VA 23219                                                  Treasurer, Ethyl
                                                                    Corporation (chemicals,
                                                                    plastics, and aluminum
                                                                    manufacturing); since 1994,
                                                                    Vice Chairman, Ethyl
                                                                    Corporation and Vice
                                                                    Chairman, Chief Financial
                                                                    Officer and Treasurer,
                                                                    Albemarle Corporation,
                                                                    Director, Nations Fund,
                                                                    Inc., Nations LifeGoal
                                                                    Funds, Inc, and Nations
                                                                    Fund Portfolios, Inc.;
                                                                    Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

Thomas S. Word, Jr.*, 60                         Trustee            Partner, McGuire Woods
McGuire, Woods, Battle & Boothe                                     Battle & Boothe (law);
One James Center                                                    Director, Vaughan Bassett
Richmond, VA  23219                                                 Furniture Trust, Director
                                                                    VB Williams Furniture
                                                                    Trust, Inc.; Director,
                                                                    Nations Fund, Inc., Nations
                                                                    LifeGoal Funds, Inc., and
                                                                    Nations Fund Portfolios
                                                                    Inc.; Trustee, Nations
                                                                    Institutional Reserves,
                                                                    Nations Fund Trust and
                                                                    Nations Annuity Trust.

Richard H. Blank, Jr., 42                Secretary and Treasurer    Since 1994, Vice President
Stephens Inc.                                                       of Mutual Fund Services,
                                                                    Stephens Inc. 1990 to 1994,
                                                                    Manager Mutual Portfolio
                                                                    Services, Stephens Inc.;
                                                                    Secretary and Treasurer,
                                                                    Nations Institutional
                                                                    Reserves, Nations Fund
                                                                    Trust, Nations Annuity
                                                                    Trust, Nations Fund, Inc.,
                                                                    Nations LifeGoal Funds,
                                                                    Inc., and Nations Fund
                                                                    Portfolios, Inc.



                                              34

Michael W. Nolte, 37                       Assistant Secretary      Associate, Financial
Stephens Inc.                                                       Services Group of Stephens
                                                                    Inc.

James E. Banks, 42                         Assistant Secretary      Since 1993, Attorney,
Stephens Inc.                                                       Stephens Inc.; Associate
                                                                    Corporate Counsel,
                                                                    Federated Investors; from
                                                                    1991 to 1993, Staff
                                                                    Attorney, Securities and
                                                                    Exchange Commission from
                                                                    1988 to 1991



        Mr. Blank serves as Treasurer to certain other investment companies for which First Data Investors Services Group, Inc. (the "Co-Administrator"), or its affiliates serve as Sponsor, Distributor, Administrator and/or Adviser.

        Each Trustee of the Trust is also a Trustee of Nations Fund Trust and Nations Institutional Reserves and a Director of Nations Fund, Inc., Nations Fund Portfolios, Inc., and Nations LifeGoal Funds, Inc. each a registered investment company that is part of the Nations Funds family. Richard H. Blank, Jr., Steven Levy, Michael W. Nolte, Louise P. Newcomb and James E. Banks. Jr. also are Officers of Nations Fund Trust, Nations Institutional Reserves, Nations Fund Portfolios, Inc., Nations Fund, Inc. and Nations LifeGoal Funds, Inc.

        Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Portfolio of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof). All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Trust. No person who is an Officer, Trustee, or employee of NationsBank or its affiliates serves as an Officer, Trustee or employee of the Trust. As of the date of this SAI, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Portfolios.

        The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust, from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Portfolio, or (ii) was being purchased or sold by a Portfolio. For purposes of the Code of Ethics, an access person means (i) a Trustee or Officer of the Trust, (ii) any employee of the Trust (or any Trust in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (I.E., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio.

NATIONS FUNDS RETIREMENT PLAN

        Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each Trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies advised by the Adviser. If a Trustee retires before reaching age 65, no benefits are payable. Each eligible Trustee is entitled to receive an annual benefit from the Portfolios commencing on the first day of the calendar quarter coincident with or next following his/her date of retirement equal to 5% of the aggregate Trustee's fees payable by the Portfolios during the calendar year in which the Trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service), completed with respect to any of the Portfolios. Such benefit is payable to each eligible Trustee in quarterly installments for a period of no more than five years. If an eligible Trustee dies after attaining age 65, the Trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the Trustee if he or she had not died. The Retirement Plan is unfunded. The benefits owed to each Trustee are unsecured and subject to the general creditors of the Portfolios.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

        Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment Portfolios. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring Trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his or her deferral account, the balance of the amounts credited to his or her deferral account will be distributed to the designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Portfolios from which they are deferring compensation.

                                               COMPENSATION TABLE
                                                   PENSION OR
                               AGGREGATE      RETIREMENT BENEFITS     ESTIMATED     TOTAL COMPENSATION
                             COMPENSATION      ACCRUED AS PART OF       ANNUAL        FROM REGISTRANT
      NAME OF PERSON           FROM THE            PORTFOLIO        BENEFITS UPON      AND PORTFOLIO
       POSITION (1)            TRUST (2)            EXPENSES          RETIREMENT      COMPLEX (3)(4)
       ------------            ---------            --------          ----------      --------------
Edmund L. Benson, III,           $9,500             $11,111.11         $35,000           $75,376
Trustee                                                                                 (50% Def'd)

James Ermer                       7,500              11,111.11          35,000            62,625
Trustee

William H. Grigg                  9,500              11,111.11          35,000            89,625
Trustee                                                                                (100% Def'd)

Thomas F. Keller                  9,500              11,111.11          35,000            93,625
Trustee                                                                                (100% Def'd)

Carl E. Mundy, Jr.                9,000              11,111.11          35,000            70,127
Trustee

James Sommers                     9,500              11,111.11          35,000            70,625
Trustee

A. Max Walker                    11,500              11,111.11          40,000           108,125
Chairman of the Board

                                       36

                                               COMPENSATION TABLE
                                                   PENSION OR
                               AGGREGATE      RETIREMENT BENEFITS     ESTIMATED     TOTAL COMPENSATION
                             COMPENSATION      ACCRUED AS PART OF       ANNUAL        FROM REGISTRANT
      NAME OF PERSON           FROM THE            PORTFOLIO        BENEFITS UPON      AND PORTFOLIO
       POSITION (1)            TRUST (2)            EXPENSES          RETIREMENT      COMPLEX (3)(4)
       ------------            ---------            --------          ----------      --------------
Charles B. Walker                 9,500              11,111.11          35,000            74,625
Trustee

Thomas S. Word                    9,500              11,111.11          35,000            76,125
Trustee                                                                                (100% Def'd)

                                $85,000            $100,000            $320,000         $720,878
                                =======            ========            ========         ========


        (1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

        (2) Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Portfolio of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or Committee thereof) and $500 for attendance at each other meeting of the Board of Trustees (or Committee thereof).

        (3) Messrs. Grigg, Keller and A.M. Walker receive compensation from 10 investment companies, including the Trust, that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, Mundy, Sommers, C. Walker and Word, receive compensation from six investment companies, including the Trust, deemed to be part of the fund complex.

        (4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III ($34,563); William H. Grigg ($65,125); Thomas F.
Keller ($69,125); and Thomas S. Word ($69,125).

SHAREHOLDER AND TRUSTEE LIABILITY

        Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

        The Declaration of Trust states further that no Trustee, Officer, or Agent of the Trust shall be personally liable for, or on account of, any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment.

        With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he/she may be threatened by reason of his or her being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify Officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
              TRANSFER AGENCY AND SHAREHOLDER SERVICING AGREEMENTS

INVESTMENT ADVISERS AND SUB-ADVISERS

        NBAI serves as investment adviser to the Portfolios of the Trust, pursuant to an Investment Advisory Agreement. Pursuant to an Investment Sub-Advisory Agreement entered into with the Trust, TradeStreet serves as investment sub-adviser to the Portfolios of the Trust except Nations International Growth Portfolio, Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio. Marsico serves as investment sub-adviser to Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio and Gartmore serves as investment sub-adviser to Nations International Growth Portfolio pursuant to respective Sub-Advisory Agreements entered into with the Trust. All such agreements are effective as of February 25, 1998 for a period of two years from such date.

        Effective May 1, 1999, for the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of:

                   Portfolio                          Percentage of Average Daily Net Assets
                   ---------                          --------------------------------------
        Nations Balanced Assets Portfolio                              .65%
        Nations Disciplined Equity Portfolio                           .65%
        Nations International Growth Portfolio                         .80%
        Nations Managed Index Portfolio                                .40%
        Nations Managed SmallCap Index Portfolio                       .40%
        Nations Marsico Focused Equities                               .75%
        Portfolio
        Nations Marsico Growth & Income                                .75%
        Portfolio
        Nations Value Portfolio                                        .65%


        Effective May 1, 1999, for the services provided pursuant to the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rates of:

                   Portfolio                          Percentage of Average Daily Net Assets
        Nations Balanced Assets Portfolio                              .25%
        Nations Disciplined Equity Portfolio                           .25%
        Nations Managed Index Portfolio                                .10%
        Nations Managed SmallCap Index Portfolio                       .10%
        Nations Value Portfolio                                        .25%


        Effective May 1, 1999, for the services provided pursuant to the Sub-Advisory Agreement, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly at the annual rate of:



                   Portfolio                          Percentage of Average Daily Net Assets
                   ---------                          --------------------------------------
        Nations International Growth Portfolio                         .70%

        For the services provided pursuant to the Sub-Advisory Agreement, Marsico is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly at the annual rate of:

                   Portfolio                          Percentage of Average Daily Net Assets
                   ---------                          --------------------------------------
        Nations Marsico Focused Equities                               .45%
        Portfolio
        Nations Marsico Growth & Income                                .45%
        Portfolio

        NBAI also serves as the investment adviser to Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the investment sub-adviser to Nations Fund, Inc., Nations Fund Trust, Nations Life Goal Funds, Inc., Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc. Gartmore serves as investment sub-adviser to Nations Fund Portfolios, Inc. and additionally, serves as investment sub-adviser to Nations International Equity Fund, part of Nations Fund, Inc. Marsico Capital serves as investment sub-adviser to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, part of Nations Fund Trust.

        NBAI and TradeStreet are each wholly owned subsidiaries of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of BankAmerica Corporation, a bank holding trust organized as a North Carolina corporation. Gartmore is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"). National Westminster Bank plc and affiliated parties (collectively, "NatWest") own 100% of the equity of Gartmore plc. Gartmore is a registered investment adviser in the United States and a member of the Investment Management Regulatory Organization Limited, a U.K. regulatory authority. The respective principal offices of NBAI, TradeStreet and Gartmore are located at One Bank of America Plaza, Charlotte, N.C. 28255. Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Marsico Management Holdings, LLC, a wholly owned subsidiary of NationsBank, owns 50% of the equity of Marsico Capital Management LLC.

        Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank affiliates collectively manage in excess of $100 billion, including more than $40 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliate organizations make available a wide range of financial services to over xx million customer households through over xx banking and investment centers.

        Pursuant to the terms of the Investment Advisory Agreement and Sub-Advisory Agreements (at times, the "Advisory Agreements") with NBAI, TradeStreet, Gartmore and Marsico Capital, respectively, subject at all times to the control of the Trust's Board of Trustees and in conformance with the stated policies of each of the Portfolios, NBAI, TradeStreet, Gartmore and Marsico Capital each selects and manages the investments of the Portfolios. Each such advisory entity obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the respective Portfolios.

        The Advisory Agreements each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or TradeStreet, Gartmore or Marsico Capital, respectively, or any of their respective Officers, Directors, employees or agents, shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder, or for any losses that may be sustained in the purchase, holding or sale of any security.

        The Investment Advisory Agreement with NBAI shall become effective with respect to a Portfolio when approved in accordance with the 1940 Act, and if so approved shall continue in effect for an initial term of two years, and shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees, or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and
(b) the affirmative vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The respective Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio) or by NBAI on 60 days' written notice.

        The Sub-Advisory Agreement with TradeStreet shall become effective with respect to the respective Portfolios when approved in accordance with the 1940 Act, and if so approved shall continue in effect for an initial term of two years, and shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)
(i) the Trust's Board of Trustees, or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio), or by NBAI, or by TradeStreet on 60 days' written notice.

        The Sub-Advisory Agreement with Gartmore with respect to Nations International Growth Portfolio shall become effective with respect to Nations International Growth Portfolio when approved in accordance with the 1940 Act, and if so approved shall continue in effect for an initial term of two years, and shall thereafter continue from year to year, provided such continuance is specifically approved at least annually by (a) (i) the Trust's Board of Trustees, or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The Portfolio, NBAI or Gartmore may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Sub-Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

        The Sub-Advisory Agreement with Marsico Capital with respect to Nations Marsico Focused Equities Portfolio and Nations Marsico Growth & Income Portfolio when approved in accordance with the 1940 Act, and if so approved shall continue in effect for an initial term of two years, and shall thereafter continue from year to year, provided such continuance is specifically approved at least annually by (a) (i) the Trust's Board of Trustees, or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The respective Portfolios, NBAI or Marsico Capital may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

        NBAI, TradeStreet, Gartmore or Marsico Capital may waive a portion of their fees; however, any such waiver may be discontinued at any time. As discussed under the caption "Expenses," NBAI, TradeStreet, Gartmore and Marsico Capital will be required to reduce their fees from the Portfolios, in direct proportion to the fees payable by the Portfolios to NBAI, TradeStreet, Gartmore, Marsico Capital and the Administrator, if the expenses of the Portfolios exceed the applicable expense limitation of any state in which the Portfolios' shares are registered or qualified for sale.

        In addition, the Adviser may pay out of its own assets, amounts to certain broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

        The Advisory and Sub-Advisory Agreements were approved by the Board of Trustees, including a majority of Trustees who are not parties to such Agreements or "interest persons" at the December 9, 1997 Special Board Meeting.

ADMINISTRATOR AND CO-ADMINISTRATOR

     Stephens Inc. ("Stephens"), 111 Center Street, Suite 300, Little Rock, AR 72201, serves as Co-Administrator of the Trust with NBAI (each of NBAI and Stephens are "Co-Administrators"). The Bank of New York ("BNY"), 90 Washington Street, New York, New York 10286, serves as Sub-Administrator (the "Sub-Administrator") for the current Trust.

     The Co-Administrators and Sub-Administrator serve under a co-administration agreement ("Co-Administration Agreement") and sub-administration agreement ("Sub-Administration Agreement"), respectively, each of which was approved by the Board of Trustees on November 5, 1998 for a period of two years. Prior to the Co-Administration Agreement that was approved on November 5, 1998, the Co-Administrators, Stephens and First Data, were paid $22,819 and $9,438, respectively, for their services in 1998. The Co-Administrators are entitled to receive, as compensation for their services rendered under the current Co-Administration Agreement, a combined fee, computed daily and paid monthly, at the annual rate of 0.22% per prospectus of the average daily net assets of Nations International Growth Portfolio; and 0.23% of the average daily net assets of the other Portfolios. For providing Sub-Administration services, BNY is entitled to receive a monthly fee from Stephens and/or NBAI.

     Pursuant to the Co-Administration Agreements, the Co-Administrators have agreed to, among other things, (i) maintain office facilities for the Portfolios, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to each Portfolio,
(iii) furnish corporate secretarial services to each Portfolio, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Portfolio's shareholders and the SEC, including annual and semi-annual reports,
(vi) coordinate the provision of services to each Portfolio by the Sub-Administrator, the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of each Portfolio's operations. Additionally, the Co-Administrators are authorized to receive the fees payable to the Sub-Administrator by each Portfolio for its services rendered under the Sub-Administration Agreement.

     Pursuant to the Sub-Administration Agreement, the Sub-Administrator has agreed to assist in supervising various aspects of the Portfolios' administrative operations including: (i) monitor the Portfolios' compliance with their policies and restrictions, (ii) provide income attribution summary schedules for year-end tax reporting, (iii) prepare federal, state, excise and local income tax returns for the Portfolios, (iv) support NBAI and disseminate unaudited quarterly and semi-annual and audited annual financial statements and schedules of Portfolio investments to the Portfolios' Board of Directors, (v) prepare statistical reports for outside information services, (vi) prepare calculations for semi-annual capital gains, (vii) attend Portfolio shareholder and Board of Directors meetings as requested by NBAI, including making any appropriate presentations, and (viii) provide all accounting and recordkeeping services necessary and appropriate for the business of the Portfolios.

     The Co-Administration Agreement and Sub-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees or by each respective Co-Administrator, or the Sub-Administrator, on 60 days' written notice without penalty. The Co-Administration Agreement or Sub-Administration are not assignable without the written consent of the other party. Furthermore, the Co-Administration Agreement and Sub-Administration Agreement provide that the Co-Administrators or Sub-Administrator, respectively, shall not be liable to the Portfolios or to their shareholders except in the case of the Co-Administrators' or Sub-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

CUSTODIAN AND TRANSFER AGENT

        First Data, a wholly owned subsidiary of First Data Corporation, which is located at 101 Federal Street, Boston, Massachusetts 02010, acts as Transfer Agent for the Trust's shares. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders, for these services. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

        BNY serves as Custodian for each Portfolio. As Custodian, BNY maintains custody of such Portfolios' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Portfolios for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Portfolios all checks, and receives all dividends and other distributions made on securities owned by such Portfolios. For such services to all the Portfolios, BNY received, in addition to out-of-pocket expenses, fees of $20,660 for 1998.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

        The Portfolios have adopted a Shareholder Servicing and Distribution Plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Portfolios may pay banks, broker/dealers, Participating Insurance Companies (as defined in the Prospectus) or other financial institutions that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the Trust ("Servicing Agents") (together with Selling Agents ("Agents")) for certain expenses that are incurred by the Agents in connection with sales support and shareholder support services that are provided by the Agents. Payments under the Servicing and Distribution Plan will be calculated daily and paid monthly at a rate not exceeding 0.25% (on an annualized basis) of the average daily net asset value of the Shares beneficially owned through the ownership of Contracts by customers with whom the Agents have a relationship. Under the Servicing and Distribution Plan, the shareholder services provided by Servicing Agents may include general shareholder liaison services, processing purchases and redemption requests; processing dividend and distribution payments; providing sales information periodically to customers, including information showing their Contracts' positions in the Portfolios; providing sub-accounting; responding to inquiries from customers; arranging for bank wires; and providing such other similar services as may be reasonably requested. Under the Servicing and Distribution Plan, the Trust may make payments in connection with any activity which is primarily intended to result in the sale of the Shares, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, supplemental payments to the Trust's Distributor and the cost of administering this Servicing and Distribution Plan, as well as the shareholder servicing activities described above.

EXPENSES

        Stephens, as Co-Administrator, furnishes, without additional cost to the Trust, the services of the Treasurer and Secretary of the Trust and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature.

        The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, Co-Administrator and Sub-Administrator; the charges and expenses of any registrar, any Custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any Transfer Agent, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or Trustee members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser, the Administrator or Co-Administrator.

        Expenses of the Trust which are not directly attributable to the operations of any Portfolio are pro-rated among all Portfolios of the Trust based upon the relative net assets of each Portfolio.

        The Advisory Agreement, the Sub-Advisory Agreements, and the Co-Administration Agreement require NBAI, TradeStreet, Gartmore, and the Co-Administrators to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Portfolio's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment advisory, sub-advisory, and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by NBAI, TradeStreet, Gartmore or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to NBAI, TradeStreet, Gartmore, and the Co-Administrators during such fiscal year. If required pursuant to such state securities regulations, NBAI, TradeStreet, Gartmore, and the Co-Administrators will reimburse the Trust no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation).

DISTRIBUTOR

        Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Portfolios.

        Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by the Distribution Agreement adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

        The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio and (ii) a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Portfolio, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, or by the Distributor.

INDEPENDENT ACCOUNTANT AND REPORTS

        At least semi-annually, the Trust will furnish shareholders of the Portfolios with a list of the investments held in the Portfolios and financial statements for the Portfolios. The annual financial statements will be audited by the Trust's independent accountant. The Board of Trustees has selected PriceWaterhouseCoopers, LLP, 160 Federal Street, Boston, Massachusetts, 02110 as the Trust's independent accountant to audit the Trust's books and review the Trust's tax returns.

        The Annual Reports for the fiscal year ended December 31, 1998 are hereby incorporated herein by reference in this SAI. These Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.

COUNSEL

        Morrison & Foerster LLP serves as legal counsel to the Trust. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

        Morrison & Foerster LLP, counsel to the Trust and special counsel to NationsBank has advised the Trust and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

        Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of each Portfolio's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While the Adviser generally seeks reasonably competitive commission rates, a Portfolio does not necessarily pay the lowest commission or spread available. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

        In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

        In placing orders for securities of a Portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any.

        While the Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Portfolio, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Portfolio. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Trust.

        Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees of the Trust. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

        In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of the Adviser. Investment decisions for each Portfolio and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. The Trust believes that over time its ability to participate in volume transactions will produce superior executions for the Portfolios.

        The portfolio turnover rate for each Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

        The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

        The Trust will not execute portfolio transactions through, purchase or sell portfolio securities from or to the Distributor, the Adviser, the Administrator, the Co-Administrator, or their respective affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by the SEC. In addition, the Trust will not give preference to correspondents of NationsBank N.A. ("NationsBank") or its affiliates with respect to such transactions or securities. (However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or its affiliates, and to take into account the sale of Portfolio shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, a Portfolio will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor, the Adviser, Administrator, the Co-Administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Portfolios may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

        Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Each of the Portfolios may purchase securities from underwriting syndicates of which NationsBank or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

        Investment decisions for each Portfolio are made independently from those for the Trust's other investment portfolios and other investment companies and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies and accounts may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made, at substantially the same time, on behalf of one or more of the Portfolios and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Portfolio and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment portfolios, investment companies or accounts in executing transactions.

        The Adviser may from time to time determine target levels of commission business to transact with various brokers on behalf of its clients (including the Trust) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and
(3) the broker's attitude toward and interest in mutual funds in general and in the Trust and other mutual funds advised by the Adviser in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by the Adviser.

        Subject to the overall objective of obtaining best price and execution for a Portfolio, the Adviser may also consider sales of shares of such Portfolio and of the other mutual funds managed or advised by the Adviser as a factor in the selection of broker/dealers to execute portfolio transactions for the Portfolios.

        The Adviser will seek, whenever possible, to recapture for the benefit of a Portfolio any commission, fees, brokerage or similar payments paid by such Portfolio on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

        The Portfolios are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to the Adviser may receive orders for transactions by a Portfolio. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its agreements with each Portfolio and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker/dealers may be useful to the Adviser in connection with its services to other advisory clients, including other investment companies which it advises. Also, a Portfolio may pay a higher price for securities or higher commissions in recognition of research services furnished by broker/dealers.

        The Adviser and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more of the Portfolios. It is possible that, at times, identical securities will be appropriate for investment by one or more of the Portfolios and by one or more of such investment accounts. The position of each account, however, in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in the securities of the same issuer may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

        In some cases the procedure for allocating securities transactions among the various investment accounts advised by the Adviser and its affiliates could have an adverse effect on the price or amount of securities available to a Portfolio. In making such allocations, the main factors considered by the Adviser are the respective investment objectives and policies of such advisory clients, the relative size of holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS

        Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price paid by a Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

        Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Portfolios' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities, fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include providing equipment used to communicate research information, arranging meetings with management of the Trust and providing access to consultants who supply research information.

        The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser, as a group, tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Portfolios. Similarly, any research services received by the Adviser through the placement of portfolio transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Portfolios. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

        Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolios.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

Portfolio shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts issued by Participating Insurance Companies. Shares of the Portfolios are sold at net asset value without the imposition of a sales charge. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolios based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the contracts.

Although this Prospectus discusses the Portfolios being made available to serve as the underlying investment vehicles for variable life insurance separate accounts, it is not presently contemplated that the Portfolios will accept such investments. In addition, in no instance will the Portfolios be made available to life insurance separate accounts without the Trust having received any necessary SEC consents or approvals. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Portfolios simultaneously. Although the Trust and the Portfolios do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

Purchases of the Portfolios may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Trust and Stephens reserve the right to reject any purchase order. The issuance of Shares is recorded on the books of the Trust, and share certificates are not issued.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Shares in the Portfolios that are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Portfolio's Custodian.

REDEMPTIONS

Redemption proceeds are normally remitted in Federal funds wired to the redeeming Participating Insurance Company within three Business Days following receipt of the order. It is the responsibility of Stephens to transmit orders it receives to the Trust. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.

The Trust may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

NET ASSET VALUE DETERMINATION

        Shares of each Portfolio are sold at their respective net asset value next determined after the receipt of the purchase order. Participating Insurance Companies may at any time redeem all or a portion of their shares at the next determined net asset value following receipt of a redemption order.

        The net asset value per share of each of the Portfolios is determined at the times and in the manner described in the Prospectus.

        A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the Nasdaq National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the Nasdaq National Market System is valued at the last sales price on the valuation date.

        Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's Officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.
        Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

        For purposes of determining the net asset value per share of the International Growth Portfolio, all assets and liabilities of the International Growth Portfolio initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

        The Trust may redeem shares involuntarily to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares as provided in the Prospectus from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

        The right of redemption may be suspended, or the date of payment postponed, when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Portfolio of the Trust not reasonably practicable. The Exchange is closed for business on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank observes the following holidays: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.

                              DESCRIPTION OF SHARES

DESCRIPTION OF SHARES OF THE TRUST

        Nations Annuity Trust, an open-end, management investment company, was organized as a Delaware business trust on November 24, 1997. As of the date of this SAI, the Trust's Board of Trustees has authorized the issuance of eight Portfolios, each representing an unlimited number of beneficial interests -- Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico Growth & Income Portfolio and Nations Value Portfolio -- and the Board of Trustees may, in the future, authorize the creation of additional investment portfolios or classes of shares.

        The Board of Trustees may classify or reclassify any unissued shares of a Trust into shares of any class, classes or Portfolio in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Portfolio or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

        All shares of a Portfolio have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Portfolio's fundamental investment policy would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an advisory contract is a matter to be determined separately by Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other Portfolios to approve the proposal as to those Portfolios. As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the shareholders of more than 50% of the outstanding interests of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of Nations Annuity Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the shareholders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one votE for each full share held and fractional votes for fractional shares held.

        The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee, or Trustees, if requested in writing by the shareholders of at least 10% of the Trust's outstanding voting shares, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

        Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio, as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of Nations Annuity Trust, shareholders of a Portfolio are entitled to receive the assets attributable to the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

        Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

        Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Portfolio's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Portfolio and the general expenses of Nations Funds prorated to the Portfolio on the basis of its relative net assets.

                     ADDITIONAL INFORMATION CONCERNING TAXES

        The following information supplements and should be read in conjunction with the Prospectus section entitled "About Your Investment--Tax Information." The Prospectus of the Portfolios generally describes the tax treatment of the Portfolios and their shareholders. This section of the SAI includes additional information concerning Federal income taxes.

GENERAL

        The Trust intends to qualify each Portfolio as a regulated investment company under Subchapter M of the Code as long as such qualification is in the best interest of the Portfolio's shareholders. Each Portfolio will be treated as a separate entity for Federal income tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied separately to each Portfolio, rather than to the Trust as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Portfolio. As a regulated investment company, each Portfolio will not be subject to Federal income tax on its net investment income and net capital gain distributed to its shareholders.

        Qualification as a regulated investment company under the Code requires, among other things, that (a) each Portfolio derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Portfolio diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies) or in two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses.

        The Portfolios must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. Although a Portfolio must ordinarily make such distributions during the taxable year in which it realized the net investment income, in certain circumstances, the Portfolio may make such distributions in the following taxable year. Furthermore, distributions declared to a shareholder of record in a day in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Portfolios intend to pay out substantially all of their net investment income and any net realized capital gains for each year.

EXCISE TAX

        A 4% nondeductible excise tax will be imposed on each Portfolio to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Portfolio intends to actually or be deemed to distribute substantially all of its net investment income and net capital gain by the end of each calendar year and, thus, expects not to be subject to the excise tax.

TAXATION OF PORTFOLIO INVESTMENTS

        Except as provided herein, gains and losses on the sale of portfolio securities by a Portfolio will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Portfolio for more than one year at the time of disposition of the securities.

        Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Portfolio at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Portfolio held the debt obligation.

        If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, such Portfolio will subtract the premium received from its cost basis in the securities purchased.

        The amount of any gain or loss realized by a Portfolio on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

        Under Section 988 of the Code, a Portfolio will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio debt securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Portfolios will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

        Offsetting positions held by a regulated investment Company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a regulated investment company were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

        If a Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract.

        If a Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the Portfolio may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Portfolio's disposition of its PFIC shares. If a Portfolio invests in a PFIC, the Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Portfolio will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC.

        Income and dividends received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

TAXATION OF A SEPARATE ACCOUNT OF A PARTICIPATING INSURANCE COMPANY

        Under the Code, the investments of a segregated asset account, such as the separate accounts of the Participating Insurance Companies, must be "adequately diversified" in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment on such annuities or policies generally afforded holders of annuities or life insurance policies.

        In general, the investments of a segregated asset account are considered "adequately diversified" only if (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. In general, all securities of the same issuer are treated as a single investment. However, Treasury Regulations provide a "look-through rule" with respect to a segregated asset account's investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company. In particular, if the beneficial interests in the regulated investment company are held by one or more segregated asset accounts of one or more insurance companies, and if public access to such regulated investment company is available exclusively through the purchase of a variable contract, then a segregated asset account's beneficial interest in the regulated investment company is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company is treated as an asset of the segregated asset account.

        Each Portfolio intends to satisfy the relevant conditions at all times, thereby enabling the investment of the corresponding separate accounts to qualify as "adequately diversified" investments. Accordingly, each separate account of the Participating Insurance Companies will be able to treat its interests in a Portfolio as ownership of a pro rata portion of each asset of the Portfolio, such that holders of the variable annuity contracts or variable life insurance policies underlying the separate account will be subject to the favorable Federal income tax treatment under the Code.

        For information concerning the Federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies and should consult their own tax advisors.

FEDERAL INCOME TAX RATES

        As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

OTHER MATTERS

        Investors should be aware that the investments to be made by the Portfolio may involve sophisticated tax rules that may result in income or gain recognition by the Portfolio without corresponding current cash receipts. Although the Portfolio will seek to avoid significant noncash income, such noncash income could be recognized by the Portfolio, in which case the Portfolio may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

        The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Portfolio. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                      ADDITIONAL INFORMATION ON PERFORMANCE

        YIELD INFORMATION AND OTHER PERFORMANCE INFORMATION FOR THE TRUST'S PORTFOLIOS MAY BE OBTAINED BY CALLING THE TRUST AT (800) 321-7854.

From time to time the Portfolios may advertise total return and yield. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Portfolio (as stated in the Portfolio's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period by the maximum public offering price per share on the last day of that period.

Total return and yield figures quoted for the Portfolios include the effect of deducting each Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the Portfolios through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's securities and a Portfolio's operating expenses as well as the charges and fees imposed by the separate accounts. Investment performance also often reflects the risks associated with such Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Portfolio with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any Portfolio advertising will be accompanied by performance information of the related Participating Insurance Company's separate account which fund the Contract and by an explanation that Portfolio performance information does not reflect separate account fees and charges.

YIELD CALCULATIONS

        The yield of the Portfolios is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. The Trust's yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield = 2[(a-b + 1)6-1]
                                        ---
                                        cd

Where:         a =    dividends and interest earned during the period
               b =    expenses accrued for the period (net of reimbursements)
               c =    average daily number of shares outstanding during the
                      period that were entitled to receive dividends
               d =    maximum offering price per share on the last day of the
                      period

        For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

        Income calculated for the purposes of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions a Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

TOTAL RETURN CALCULATIONS

        Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Portfolio. The Portfolios' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

        Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1 + T)n = ERV

Where:         P =    a hypothetical initial payment of $1,000
               T =    average annual total return
               n =    number of years
               ERV =  ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

        This calculation, (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

             AVERAGE ANNUAL TOTAL RETURNS           INCEPTION THROUGH
                                                         12/31/90

       Nations Balanced Assets Portfolio                  (2.23%)
       Nations Disciplined Equity Portfolio                6.44%
       Nations International Growth Portfolio              3.11%
       Nations Managed Index Portfolio                    11.39%
       Nations Small Cap Index Portfolio                  (9.35%)
       Nations Value Portfolio                             4.48%
       Nations Marsico Growth & Income                    21.80%
       Portfolio
       Nations Marsico Focused Equities                   30.16%
       Portfolio

        Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               CTR =  (ERV-P) 100
                      -------
                         P

Where:         CTR =  cumulative total return
               ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period
               P = initial payment of $1,000.


        This calculation, (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

        Each Portfolio may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Portfolios also may compare the performance and yield of a class or series of shares to those of other funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Portfolio.

        Any given performance comparison should not be considered representative of a Portfolio's performance for any future period.

                                  MISCELLANEOUS

CERTAIN RECORD HOLDERS

        As of April 16, 1999, the following people own 5% or more of the Portfolios outstanding Securities:

                                                 NATIONS BANK FUNDS
                                                 as of 4/16/99 NAV
                                                   HARTFORD LIFE


               OWNER                                                          ADDRESS                      SHARES         % OWNED

BALANCED ASSET PORTFOLIO
ROBINSON, LEE                         3 Athenaeum Hall         Vale of Hlth London NW 3,1 AP 99999      45,648.325        9.22%
BARKER, LARRY                         200 Highland Ln          Waverly, TN  37185                       64,084.082       12.95%
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     101,004.141       20.41%

DISCIPLINED EQUITY PORTFOLIO
ROBINSON, LEE                         3 Athenaeum Hall         Vale of Hlth London NW 3,1 AP 99999      33,288.532        6.86%
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     100,228.354       20.66%

INTERNATIONAL GROWTH PORTFOLIO
ROBINSON, LEE                         3 Athenaeum Hall         Vale of Hlth London NW 3,1 AP 99999      22,267.045        8.68%
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     100,302.734       39.12%

MANAGED INDEX
HL INVESTMENT ADVISORS, LLC           200 Hopemeadow Street    Simsbury, CT  06089                     503,116.531       49.27%

MANAGED SMALLCAP INDEX PORTFOLIO
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     501,934.016       72.49%

VALUE PORTFOLIO
ROBINSON, LEE                         3 Athenaeum Hall         Vale of Hlth London NW 3,1 AP 99999     33,833.562         5.01%
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     100,366.795       14.87%

MARISCO FOCUSED EQUITIES
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury CT  06089                      300,367.816       11.21%

MARISCO GROWTH & INCOME
HL INVESTMENT ADVISORS, LLC           200 Hopmeadow Street     Simsbury, CT  06089                     300,491.803       17.63%

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

        The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

        The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

        The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

          AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

          BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

        To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

        The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

          AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

        The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

        MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

        The following summarizes the two highest ratings used by S&P for short-term municipal notes:

        SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

        SP-2 - Indicates satisfactory capacity to pay principal and interest.

        The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of portfolios, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and trust fundamentals are sound. Although ongoing portfolioing needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

        F-1+ - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1 - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

        Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

        The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        For commercial paper, D&P uses the short-term debt ratings described above.

        For commercial paper, Fitch uses the short-term debt ratings described above.

        Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding trust and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these trust. Further, BankWatch does not suggest specific investment criteria for individual clients.

        BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

          AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

          AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
          A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

        The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

          TBW-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

          TBW-2 - The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

          TBW-3 - The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          TBW-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

        The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

          AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

          AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

        A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

     The following summarizes the two highest short-term debt ratings used by
IBCA:

          A1+ - When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

          A1 - Obligations supported by the highest capacity for timely repayment.

          A2 - Obligations supported by a good capacity for timely repayment.

                              NATIONS ANNUITY TRUST
                         FILE NOS. 333-40265; 811-08481



                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)  Financial Statements:

     Included in Part A:

           Per Share Income and Capital Changes

     Included in Part B:

     Audited Financial Statements for Nations Value Portfolio, Nations International Growth Portfolio, Nations Disciplined Equity Portfolio, Nations Marsico Focused Equities Portfolio, Nations Marsico Growth & Income Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, and Nations Balanced Assets Portfolio:

            Schedule of Investments for December 31, 1998
            Statements of Net Assets for December 31, 1998
            Statements of Operations for the period ended December 31, 1998 Statements of Changes in Net Assets for the period ended December 31, 1998
            Schedule of Capital Stock Activity for the period ended December 31, 1998
            Notes to Financial Statements for December 31, 1998
            Report of Independent Accountants, dated February 12, 1999

     Included in Part C:

            Consent of Independent Accountants.

(b)  Exhibits

     Exhibit
     Number      Description
     ------      -----------
     (1)         Amended and Restated Declaration of Trust, incorporated by reference to Pre-
                 Effective Amendment No. 1, filed on February 20, 1998.

     (2) Amended and Restated By-Laws, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

                                       1

     (3)         None.

     (4)         N/A

     (5)(a)      Investment Advisory Agreement between NationsBanc Advisors,
                 Inc. ("NBAI") and the Registrant, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (5)(b)      Sub-Advisory Agreement among NBAI, TradeStreet Investment
                 Associates, Inc. ("TradeStreet") and the Registrant, incorporated by reference to Pre- Effective Amendment No. 1, filed on February 20, 1998.

     (5)(c)      Sub-Advisory Agreement among NBAI, Gartmore Global Partners
                 ("Gartmore") and the Registrant, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (5)(d)      Sub-Advisory Agreement among NBAI, Marsico Capital Management,
                 LLC ("Marsico"), and the Registrant, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (6)(a) Distribution Agreement between Stephens Inc. ("Stephens") and the Registrant for all classes of shares of Nations Annuity
                 Trust, incorporated by reference to Pre-Effective Amendment No.
                 1, filed on February 20, 1998.

     (6)(b) Sales Support Agreement, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (6)(c) Shareholder Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (6)(d) Participation Agreement with Hartford Life Insurance Company, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.

     (7)         Deferred Compensation Plan, to be filed by amendment.

     (8)(a) Custody and Agreement among The Bank of New York ("BNY") and the Registrant, incorporated by reference to Post-Effective
                 Amendment No. 1, filed on February 12, 1999.

     (8)(b) Global Custody Agreement between BONY and the Registrant, on behalf of Nations International Growth Portfolio, incorporated by reference to Pre- Effective Amendment No. 1, filed on February 20, 1998.

     (9)(a) Administration Agreement between Stephens and the Registrant, incorporated by reference to Pre-Effective Amendment No. 1, filed on February 20, 1998.



                                       2

     (9)(b)      Co-Administration Agreement between First Data Investor
                 Services Group, Inc. ("First Data") and the Registrant, incorporated by reference to Pre- Effective Amendment No. 1, filed on February 20, 1998.

     (9)(c)      Sub-Administration Agreement among NBAI, Stephens and the
                 Registrant, incorporated by reference to Pre-Effective
                 Amendment No. 1, filed on February 20, 1998.

     (9)(d) Transfer Agency and Services Agreement, between First Data and the Registrant incorporated by reference to Pre-Effective
                 Amendment No. 1, filed on February 20, 1998.

     (10)        Opinion and Consent of Counsel, filed herewith.

     (11)        Consent of Independent Accountants filed herewith.

     (12)        N/A

     (13)        Investment Letter, incorporated by reference to Pre-Effective
                 Amendment No. 1, filed on February 20, 1998.

     (14)        N/A

     (15) Shareholder Servicing and Distribution Plan, incorporated by reference to Pre-Effective Amendment No. 1, filed on February
                 20, 1998.

     (16) Schedule for Computation of Performance Quotations, to be filed by Amendment.

     (17)        N/A

     (18)        N/A

     (19)        Powers of Attorney for Edmund Benson, James Ermer, William H.
                 Grigg, Thomas Keller, A. Max Walker, Charles B. Walker, Thomas
                 S. Word, Richard H. Rose, and Carl Mundy, Jr., are incorporated by reference to the Registration Statement on Form N-1A, filed on November 14, 1997.

Item 25. Persons Controlled By or Under Common Control with Registrant

     No person is controlled by or under common control with the Registrant.

Item 27.   Indemnification

       Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in the:

           1.   Administration Agreement with Stephens;

           2.   Co-Administration Agreement with First Data;

           3.   Distribution Agreement with Stephens;

           4.   Custody Agreement with BNY;

           5.   Global Custody Agreement with BNY; and

           6.   Transfer Agency and Services Agreement with First Data.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

        (a) To the knowledge of the Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, Gartmore or Marsico, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI, TradeStreet, Gartmore or Marsico, respectively, or other subsidiaries of NationsBank Corporation.

        (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

        (c) TradeStreet performs investment sub-advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by TradeStreet with the SEC pursuant to the Advisers Act (file no. 801-50372).

        (d) Marsico performs investment sub-advisory services for the Registrant and certain other customers. NationsBank has an option to purchase up to 50% of Marsico. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (file no. 801-54914).

        (e) Gartmore performs investment sub-advisory services for the Registrant and certain other customers. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK Company which is the holding company for a leading UK based international fund management group of companies. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Gartmore with the SEC pursuant to the Advisers Act (file no. 801-48811).

Item 29.   Principal Underwriter

     (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Fund, Inc., the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") (file #501-15510).

     (c)   Not applicable.

Item 30.   Location of Accounts and Records

     (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

     (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Adviser).

     (3) Gartmore, One NationsBank Plaza, Charlotte, NC 28255 (records relating to its function as Sub-Adviser).

     (4) Marsico, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as Sub-Advisor).

     (5) Stephens, 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

     (6) Stephens, 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

     (7) First Data, One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

     (8) NationsBank Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Custodian).

     (9) BNY, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian, for Nations International Growth Portfolio, and Sub-Custodian)

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

     (a)   N/A

     (b) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of a Portfolio's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, relating to shareholder communications.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of April 1999.

                                           NATIONS ANNUITY TRUST

                                           By:                  *
                                               ------------------------------
                                                   A. Max Walker
                                                   President and Chairman
                                                   of the Board of Trustees

                                           By: /s/ Richard H. Blank, Jr.
                                               ------------------------------
                                                   Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                          DATE
       ----------                            -----                          ----
                *                        President and Chairman        April  30, 1999
------------------------------          of the Board of Trustees
(A. Max Walker)                      (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.             Treasurer and Secretary         April  30, 1999
------------------------------       (Principal Financial and
(Richard H. Blank, Jr.)                 Accounting Officer)


                *                           Trustee                    April  30, 1999
------------------------------
(Edmund L. Benson, III)

                *                           Trustee                    April  30, 1999
------------------------------
(James Ermer)

                *                           Trustee                    April  30, 1999
------------------------------
(William H. Grigg)

                *                           Trustee                    April  30, 1999
------------------------------
(Thomas F. Keller)

                 *                          Trustee                    April  30, 1999
------------------------------
(Carl E. Mundy, Jr.)

                *                           Trustee                    April  30, 1999
------------------------------
(Charles B. Walker)

                *                            Trustee                   April  30, 1999
------------------------------
(Thomas S. Word)

                *                            Trustee                   April  30, 1999
------------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact

                                           NATIONS ANNUITY TRUST
                                               EXHIBIT INDEX

Exhibit
Number           Description
------           -----------


EX-99.B10         Opinion and Consent of Counsel

EX-99.B11         Consent of Independent Accountants